UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments

Summit Municipal Funds	July 31, 2013

T. Rowe Price Summit Municipal Money Market Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
OTHER COMMERCIAL PAPER 10.1%		
California Statewide CDA, Kaiser Permanente, TECP 0.24%, 9/5/13	1,100	1,100
Charlotte, GO, BAN, TECP, 0.14%, 9/17/13	724	724
Charlotte, GO, BAN, TECP, 0.20%, 9/17/13	400	400
Charlotte, GO, BAN, TECP, 0.23%, 12/9/13	1,900	1,900
Delaware HFA, Christiana Care Health, TECP, 0.10%, 8/5/13	3,750	3,750
Georgia Private Colleges & Univ. Auth., Emory Univ., TECP 0.09%, 8/5/13	1,400	1,400
Harris County, GO, TECP, 0.11%, 8/5/13	1,400	1,400
Harris County, GO, TECP, 0.13%, 8/14/13	400	400
Illinois Fin. Auth., Loyola Univ. Chicago, TECP, 0.16%, 8/6/13	600	600
Los Angeles Harbor Dept., TECP, 0.13%, 8/6/13	1,300	1,300
Los Angeles Harbor Dept., TECP, 0.19%, 9/4/13	500	500
Maryland HHEFA, Johns Hopkins Univ., TECP, 0.10%, 9/5/13	1,100	1,100
Metropolitan Washington Airports Auth., Dulles Toll Road, TECP 0.12%, 10/23/13	150	150
Montgomery County, GO, TECP, 0.10%, 8/7/13	2,955	2,955
Tennessee, GO, TECP, 0.17%, 8/7/13	1,700	1,700
Univ. of Michigan Regents, TECP, 0.09%, 8/5/13	300	300
Total Other Commercial Paper (Cost $19,679)		19,679
OTHER MUNICIPAL DEBT 46.7%		
Anchorage, GO, TAN, 2.00%, 9/17/13	1,000	1,002
Arapahoe County School Dist., Cherry Creek 5.00%, 12/15/13 (1)(2)	350	356
Arlington County, Public Improvement, GO, 2.00%, 8/1/13	580	580
Arlington County, Public Improvement, GO, 5.00%, 8/15/13	100	100
Austin, Public Property Fin., GO, 5.00%, 9/1/13	100	100
Baltimore County, COP, GO, 3.00%, 10/1/13	355	357
Baltimore County, GO, BAN, 1.50%, 2/24/14	3,550	3,576

Baltimore County, Pension Funding, GO, 5.00%, 8/1/13	300	300
California, 5.125%, 2/1/14	185	190
California, 5.125%, 2/1/14	300	307
California, 5.25%, 8/1/13	1,400	1,400
California, 5.25%, 8/1/13	305	305
California, 5.25%, 8/1/13	400	400
California, 5.25%, 4/1/14	500	517
California EFA, Univ. of Southern California VRTR, 0.07%, 8/7/13 (3)	800	800
California HFA, Stanford Hosp. & Clinics, 0.16%, 1/7/14	1,800	1,800
California Public Works Board, Dept. of Corrections 5.50%, 12/1/13	200	203
California Statewide CDA, Kaiser Permanente, 5.00%, 4/1/14	1,085	1,119
Carroll County, Consolidated Public Improvement, GO 4.00%, 11/1/13	340	343
Colorado HFA, Catholic Health Initiatives, 5.00%, 2/1/14	200	205
Columbus, GO, 5.00%, 6/15/14	140	146
Dallas Area Rapid Transit, Sales Tax, 1.00%, 12/1/13	700	702
Dallas Area Rapid Transit, Sales Tax, 5.00%, 12/1/13	100	102
Dallas Water & Sewer, 5.00%, 10/1/13	100	101
Dallas Water & Sewer, VRTR, 0.08%, 8/7/13 (4)	2,340	2,340
District of Columbia, GO, 5.00%, 12/1/13	100	102
District of Columbia, GO, TRAN, 2.00%, 9/30/13	150	151
District of Columbia, Income Tax, GO, 3.00%, 12/1/13	720	726
District of Columbia, Income Tax, GO, 3.00%, 12/1/13	100	101
District of Columbia, Income Tax, GO, 5.00%, 12/1/13	200	203
Fairfax County, GO, 3.00%, 4/1/14	100	102
Fairfax County, Public Improvement, GO, 5.00%, 10/1/13	100	101
Georgia, GO, 5.00%, 8/1/14	100	105
Georgia, GO, 5.25%, 12/1/13	150	153
Georgia, GO, 5.50%, 7/1/14	180	188

Georgia, GO, 6.25%, 8/1/13	250	250
Georgia Road & Tollway Auth., 5.00%, 10/1/13	800	806
Guilford County, GO, 3.00%, 10/1/13	550	553
Guilford County, Public Improvement, GO, 5.00%, 8/1/13	500	500
Harris County Cultural Ed. Fac., Methodist Hosp. 5.00%, 6/1/14	280	291
Hawaii, GO, 5.00%, 11/1/13	125	126
Hennepin County, GO, 4.00%, 12/1/13	155	157
Hennepin County, GO, 4.25%, 12/1/13	200	203
Hennepin County, GO, 5.00%, 12/1/13	200	203
Houston, GO, TRAN, 1.25%, 6/30/14	900	909
Houston, GO, TRAN, 2.00%, 6/30/14	1,000	1,017
Illinois EFA, Univ. of Chicago, 0.23%, 3/13/14	1,565	1,565
Illinois EFA, Univ. of Chicago, 3.375%, 2/3/14	1,290	1,310
Illinois Fin. Auth., Northwestern Univ., 0.37%, 3/3/14	200	200
Illinois Fin. Auth., Northwestern Univ., 1.75%, 3/3/14	200	202
Illinois Fin. Auth., Northwestern Univ., 1.75%, 3/3/14	700	706
Indiana Fin. Auth., Revolving Fund Program, 5.00%, 2/1/14	100	102
Jackson County PCR, Chevron, 0.20%, 2/3/14	3,510	3,510
Jacksonville Electric Auth., 5.00%, 10/1/13	150	151
JPMorgan Chase, Children's Hosp. of Philadelphia VRTR, 0.07%, 8/7/13 (3)	1,665	1,665
JPMorgan Chase, Froedtert Health, Wisconsin VRTR, 0.07%, 8/7/13 (3)	1,470	1,470
JPMorgan Chase, Massachusetts, GO, VRTR, 0.08%, 8/7/13 (3)	1,745	1,745
JPMorgan Chase, New York State Mortgage, Single Family VRTR, 0.12%, 8/7/13 (3)(5)	1,040	1,040
JPMorgan Chase, Washington, GO, VRTR, 0.07%, 8/7/13 (3)	1,000	1,000
Kent Hosp. Fin. Auth., Spectrum Health, 4.25%, 1/15/14	100	102
Loudoun County, GO, 5.25%, 5/1/14	250	259
Maryland, State & Local Fac., GO, 2.00%, 3/1/14	100	101

Maryland, State & Local Fac., GO, 3.00%, 8/15/13	100	100
Maryland, State & Local Fac., GO, 5.00%, 8/1/13	400	400
Maryland DOT, 5.00%, 5/1/14	370	383
Massachusetts, GO, 2.00%, 1/1/14	100	101
Massachusetts, GO, 4.00%, 11/1/13	250	252
Massachusetts, GO, 5.50%, 11/1/13 (6)	200	203
Mecklenburg County, GO, 5.00%, 2/1/14	100	102
Mecklenburg County, Public Improvement, GO, 5.00%, 2/1/14	440	451
Metropolitan Gov't. Nashville & Davidson County Health & Ed. Fac. Board, Vanderbilt Univ., 4.00%, 10/1/13	200	201
Metropolitan Water Reclamation Dist. of Greater Chicago, GO 3.00%, 12/1/13	200	202
Milwaukee, GO, 5.00%, 2/1/14	1,000	1,024
Milwaukee, GO, 5.00%, 2/15/14	1,200	1,231
Milwaukee, GO, 5.00%, 5/15/14	595	617
Minnesota, GO, 5.00%, 8/1/13	300	300
Mississippi, Capital Improvement, GO, 5.00%, 12/1/13	180	183
Mississippi, GO, 5.00%, 11/1/13	605	612
Mississippi Hosp. Equipment & Fac. Auth. Baptist Memorial Health Care, 0.18%, 1/8/14	1,740	1,740
Mississippi Hosp. Equipment & Fac. Auth. Baptist Memorial Health Care, 0.18%, 1/8/14	340	340
New Jersey Economic Dev. Auth., School Fac. Construction 5.00%, 9/1/13 (4)	400	402
New York City, GO, 2.50%, 8/1/13	100	100
New York City, GO, 5.00%, 8/1/13	795	795
New York City Housing Dev. Corp., Multi-Family 0.20%, 6/27/14	370	370
New York City Housing Dev. Corp., Multi-Family 0.20%, 6/27/14	650	650
New York Liberty Dev. Corp., World Trade Center 0.23%, 6/19/14	1,600	1,600
New York State, GO, 2.00%, 3/1/14	1,710	1,728

New York State, GO, 4.00%, 12/15/13	500	507
New York State Thruway Auth., Personal Income Tax 3.00%, 3/15/14	750	763
Newport News, GO, 3.00%, 9/1/13	440	441
Ohio, GO, 5.00%, 9/15/13	100	101
Ohio, Higher Ed., GO, 5.00%, 2/1/14	225	230
Orange County Sanitation Dist., BAN, TRAN, 2.00%, 10/30/13	2,800	2,812
Oregon, GO, TAN, 1.50%, 7/31/14 (7)	720	729
Oregon Dept. of Administrative Services, 3.00%, 12/1/13	300	303
Pennsylvania, GO, 5.00%, 9/1/13	320	321
Prince George's County, Consolidated Public Improvement, GO 2.00%, 3/1/14	200	202
Riverton Hosp., IHC Health, 5.00%, 8/15/13	180	180
South Carolina Assoc. of Gov't. Organizations, COP 1.50%, 3/3/14	1,800	1,814
South Miami HFA, Baptist Health South Florida 5.00%, 8/15/13	750	751
Tennessee, GO, 5.00%, 11/1/13	100	101
Texas, GO, TRAN, 2.50%, 8/30/13	5,330	5,340
Texas A&M Univ., 5.00%, 5/15/14	370	384
Triborough Bridge & Tunnel Auth., 5.00%, 11/15/13	100	101
Univ. of Pittsburgh, Higher Ed., 2.00%, 7/11/14	1,100	1,119
Virginia College Building Auth., 21st Century College 5.25%, 2/1/14	100	102
Virginia College Building Auth., Public Higher Ed. Fin. 5.00%, 9/1/13	200	201
Virginia HDA, Single Family, VRTR, 0.10%, 8/7/13 (5)	765	765
Virginia HDA, Single Family, VRTR, 0.10%, 8/7/13 (5)	1,510	1,510
Virginia Public Building Auth., 5.00%, 8/1/13	250	250
Virginia Public Building Auth., Public Fac., 4.00%, 8/1/13	250	250
Virginia Public Building Auth., Public Fac., 5.00%, 8/1/13	360	360
Virginia Public School Auth., GO, 5.00%, 8/1/13	550	550

Virginia Resources Auth., 3.00%, 11/1/13	300	302
Virginia Transportation Board, Federal Highway 5.00%, 10/1/13	800	806
Washington, GO, 2.00%, 2/1/14	580	585
Washington, GO, 5.00%, 1/1/14	300	306
Washington, GO, VRTR, 0.07%, 8/7/13	2,335	2,335
Wells Fargo Stage Trust, Baltimore County, GO 0.20%, 8/15/13 (3)	1,000	1,000
Wells Fargo Stage Trust, Harvard Univ., Massachusetts Health VRTR, 0.06%, 8/7/13 (3)	1,000	1,000
Wells Fargo Stage Trust, Mayo Clinic, Minnesota VRTR, 0.06%, 8/7/13 (3)	250	250
Wells Fargo Stage Trust, Metropolitan Washington Airports Auth., 0.24%, 10/10/13 (3)(5)	3,000	3,000
Wells Fargo Stage Trust, Personal Income Tax, Dormitory Auth. of the State of New York, VRTR, 0.06%, 8/7/13 (3)	1,000	1,000
Wells Fargo Stage Trust, Seattle Children's Hosp. VRTR, 0.06%, 8/7/13 (3)	1,590	1,590
Wells Fargo Stage Trust, Stanford Univ., California Ed. Fac. 0.20%, 8/15/13 (3)	1,250	1,250
Wells Fargo Stage Trust, Texas A&M Univ. Fund VRTR, 0.06%, 8/7/13 (3)	500	500
Wells Fargo Stage Trust, Texas, GO, 0.24%, 12/19/13 (3)(5)	600	600
Wells Fargo Stage Trust, Virginia Public Building Fac. 0.18%, 1/16/14 (3)	2,400	2,400
Wichita, GO, 0.30%, 8/15/13	100	100
Total Other Municipal Debt (Cost $90,724)		90,724

VARIABLE RATE DEMAND NOTES 45.3%

Alaska HFC, Single Family, VRDN, 0.08%, 8/1/13 (5)	1,550	1,550
Alaska HFC, Single Family, VRDN, 0.08%, 8/1/13 (5)	5	5
Austin Airport, VRDN, 0.06%, 8/7/13 (5)	1,865	1,865
Charlotte, Water & Sewer, VRDN, 0.05%, 8/7/13	800	800
Clark County Airport Improvement, VRDN, 0.08%, 8/7/13 (5)	2,000	2,000

Dallas/Fort Worth Int'l. Airport Fac. Improvement, UPS VRDN, 0.05%, 8/1/13 (5)	400	400
Dormitory Auth. of the State of New York, Cornell Univ. VRDN, 0.06%, 8/7/13	2,190	2,190
Fairfax County Economic Dev. Auth., Smithsonian Institution VRDN, 0.06%, 8/7/13	475	475
Fairfax County Economic Dev. Auth., Smithsonian Institution VRDN, 0.06%, 8/7/13	1,000	1,000
Guilford County, GO, VRDN, 0.05%, 8/7/13	1,900	1,900
Harris County Health Fac. Dev. Corp., Methodist Hosp., Houston VRDN, 0.05%, 8/1/13	800	800
Harris County Health Fac. Dev. Corp., Methodist Hosp., Houston VRDN, 0.05%, 8/1/13	390	390
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. VRDN, 0.06%, 8/7/13	760	760
Highlands County HFA, Adventist Health/Sunbelt VRDN, 0.05%, 8/7/13	1,100	1,100
Johnson City Health & Ed. Fac. Board Mountain States Health Alliance, VRDN, 0.07%, 8/7/13	1,500	1,500
King County, Multimodal, GO, VRDN, 0.05%, 8/7/13	730	730
Lake County Pollution Control, W.W. Grainger VRDN, 0.55%, 8/7/13 (5)	1,500	1,500
Los Angeles Dept. of Water & Power Electric VRDN, 0.05%, 8/7/13	900	900
Loudoun County IDA, Howard Hughes Medical Institute VRDN, 0.04%, 8/7/13	2,000	2,000
Lynchburg IDA, Centra Health, VRDN, 0.05%, 8/7/13	2,915	2,915
Lynchburg IDA, Centra Health, VRDN, 0.06%, 8/7/13	500	500
Maryland CDA, Charles Landing South Apartments VRDN, 0.07%, 8/7/13 (5)	3,375	3,375
Maryland CDA, Residential, VRDN, 0.06%, 8/7/13 (5)	3,000	3,000
Maryland CDA, Residential, VRDN, 0.08%, 8/7/13 (5)	2,400	2,400
Maryland Economic Dev. Corp. Howard Hughes Medical Institute, VRDN, 0.04%, 8/7/13	1,300	1,300

Mississippi Hosp. Equipment & Fac. Auth. North Mississippi Health, VRDN, 0.05%, 8/7/13	780	780
Missouri HEFA, Ascension Health Alliance VRDN, 0.05%, 8/7/13	1,500	1,500
Missouri HEFA, SSM Health Care, VRDN, 0.06%, 8/7/13	3,350	3,350
New Hampshire HEFA, New Hampshire Higher Ed. Student Loan VRDN, 0.09%, 8/7/13 (5)	6,043	6,043
New York City Housing Dev. Corp., 201 Pearl Street Dev. VRDN, 0.05%, 8/7/13	1,000	1,000
New York State Energy Research & Dev., Consolidated Edison VRDN, 0.07%, 8/7/13 (5)	3,000	3,000
Oregon Housing & Community Services Dept., Single Family VRDN, 0.08%, 8/7/13 (5)	5,100	5,100
Pennsylvania Housing Fin. Agency, Single Family VRDN, 0.06%, 8/7/13 (5)	1,405	1,405
Pennsylvania Housing Fin. Agency, Single Family VRDN, 0.06%, 8/7/13 (5)	965	965
Pennsylvania Housing Fin. Agency, Single Family VRDN, 0.06%, 8/7/13 (5)	925	925
Port of Seattle, VRDN, 0.05%, 8/7/13 (5)	2,000	2,000
South Dakota HEFA, Sanford Health, Sioux Valley Hosp. VRDN, 0.05%, 8/7/13	895	895
South Dakota HEFA, Sanford Health, Sioux Valley Hosp. VRDN, 0.05%, 8/7/13	500	500
Southern Ute Indian Tribe, VRDN, 0.06%, 8/7/13 (3)	5,400	5,400
Saint Joseph County, Univ. of Notre Dame VRDN, 0.04%, 8/7/13	2,000	2,000
Univ. of North Carolina Board of Governors UNC Hosp. at Chapel Hill, VRDN, 0.07%, 8/7/13	1,200	1,200
Utah Board of Regents, Student Loan, VRDN, 0.08%, 8/7/13 (5)	2,244	2,244
Washington Health Care Fac. Auth. Providence Health & Services, VRDN, 0.08%, 8/7/13	5,100	5,100
Wayne County Airport Auth., VRDN, 0.12%, 8/7/13 (5)	3,000	3,000

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Money Market Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Money Market Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
On May 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value per share (NAV) is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument.

Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On July 31, 2013, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

When-Issued Securities
The fund may enter into when-issued purchases and/or sales commitments, pursuant to which it agrees to purchase or sell, respectively, the underlying security for a fixed unit price, with payment and delivery at a scheduled future date generally beyond the customary settlement period for such securities. When-issued refers to securities that have not yet been issued but will be issued in the future and may include new securities or securities obtained through a corporate action on a current holding. The fund normally purchases when-issued securities with the intention of taking possession but may enter into a separate agreement to sell the securities before the settlement date. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its when-issued commitments.

NOTE 4 - FEDERAL INCOME TAXES

At July 31, 2013, the cost of investments for federal income tax purposes was $198,390,000.

T. Rowe Price Summit Municipal Intermediate Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 98.5%		
Alabama 0.3%		
Courtland Ind. Dev. Board, International Paper, PCR 4.75%, 5/1/17	1,500	1,550
Health Care Auth. for Baptist Health, 5.00%, 11/15/18	1,685	1,754
Univ. of Alabama Board of Trustees, Univ. of Alabama Birmingham Hosp., 5.75%, 9/1/22 (Tender 9/1/18)	4,000	4,458
		7,762
Alaska 0.2%		
Alaska HFC, Single Family, 5.25%, 12/1/25 (1)	2,500	2,670
Anchorage, GO, 5.00%, 3/1/20 (1)	3,255	3,477
		6,147
Arizona 0.9%		
Arizona HFA, Blood Systems, 5.00%, 4/1/18	1,325	1,365
Arizona State Univ. Board of Regents, 6.00%, 7/1/26	2,350	2,737
Arizona Transportation Board, Highway, 5.00%, 7/1/17	6,720	7,701
Arizona Transportation Board, Highway, 5.00%, 7/1/27	2,145	2,379
Salt River Project Agricultural Improvement & Power 5.00%, 1/1/28	6,000	6,441
Tempe IDA, Friendship Village of Tempe, 5.375%, 12/1/13 (2)	416	421
		21,044
Arkansas 0.2%		
Univ. of Arkansas, 5.00%, 11/1/25	2,690	3,002
Univ. of Arkansas, 5.00%, 11/1/26	1,000	1,101
Univ. of Arkansas, 5.00%, 11/1/26 (Prerefunded 11/1/14) (1)(3)	1,000	1,059
		5,162
California 11.1%		
Bay Area Toll Auth., San Francisco, 5.00%, 4/1/25	4,495	5,054
Bay Area Toll Auth., San Francisco, 5.00%, 4/1/26	5,200	5,775

Bay Area Toll Auth., San Francisco, 5.25%, 4/1/26	6,590	7,469
California, Economic Recovery, 5.00%, 7/1/22	8,365	9,208
California, Economic Recovery, 5.25%, 7/1/21	13,755	16,165
California, Economic Recovery, GO, 5.00%, 7/1/15 (1)	5,000	5,215
California, GO, 5.00%, 9/1/15	2,530	2,763
California, GO, 5.00%, 9/1/17	4,030	4,649
California, GO, 5.00%, 10/1/17	5,100	5,895
California, GO, 5.00%, 4/1/18	10,000	11,651
California, GO, 5.00%, 10/1/26	12,820	14,084
California, GO, 5.00%, 10/1/27	18,140	19,691
California, GO, 5.00%, 2/1/29	—	—
California, GO, 5.25%, 3/1/23	6,000	6,726
California Dept. of Water Resources, Power Supply 4.00%, 5/1/16	9,000	9,798
California Dept. of Water Resources, Power Supply 5.00%, 5/1/16	10,000	11,153
California Dept. of Water Resources, Power Supply 5.00%, 5/1/22	4,605	5,243
California Dept. of Water Resources, Power Supply, Series H 5.00%, 5/1/22	5,000	5,698
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/20	1,400	1,511
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/27	7,650	7,737
California HFA, Memorial Health, 5.00%, 10/1/19	1,000	1,165
California HFA, Memorial Health, 5.00%, 10/1/20	1,000	1,159
California HFA, Sutter Health, 5.25%, 8/15/31	4,000	4,149
California Municipal Fin. Auth., IDRB, Waste Management VR, 3.00%, 9/1/14 (4)	1,525	1,556
California Pollution Control Fin. Auth., PCR, Waste Management 5.00%, 7/1/27 (4)	2,500	2,508
California Public Works Board, Hosp., 5.00%, 6/1/25	2,000	2,177
California Public Works Board, Judicial Council, 5.00%, 3/1/27	1,350	1,420
California Public Works Board, Judicial Council, 5.00%, 3/1/28	1,650	1,718

California Statewide CDA, Front Porch Communities (Internext) 5.125%, 4/1/37 (5)	1,600	1,475
California Statewide CDA, Terraces at San Joaquin Garden 4.75%, 10/1/19	4,475	4,476
Golden State Tobacco Securitization Corp., Tobacco Industry 5.00%, 6/1/14	1,850	1,907
Long Beach Harbor, 5.00%, 5/15/18 (1)	1,500	1,616
Los Angeles Airport, 5.00%, 5/15/25	3,390	3,669
Los Angeles Airport, 5.25%, 5/15/27	11,240	12,035
Los Angeles Community College Dist., GO, 5.00%, 8/1/24 (6)	2,000	2,159
Los Angeles Dept. of Water & Power, 5.00%, 7/1/21	2,800	3,312
Los Angeles Dept. of Water & Power, 5.00%, 7/1/27	90	98
Los Angeles Municipal Improvement Corp., 4.00%, 3/1/16	1,000	1,073
Los Angeles Municipal Improvement Corp., 4.00%, 3/1/17	1,860	2,012
Los Angeles Municipal Improvement Corp., 4.625%, 3/1/18	1,205	1,345
Los Angeles Municipal Improvement Corp., 5.00%, 3/1/17	2,550	2,847
Los Angeles Municipal Improvement Corp., 5.00%, 3/1/20	6,100	6,952
Northern California Gas Auth. No. 1, VR, 0.904%, 7/1/27	2,000	1,695
San Buenaventura, Community Memorial Health 6.00%, 12/1/19	2,220	2,374
San Buenaventura, Community Memorial Health 6.25%, 12/1/20	2,000	2,173
San Buenaventura, Community Memorial Health 6.50%, 12/1/22	2,620	2,884
San Diego Unified School Dist., GO, 5.00%, 7/1/16 (1)	4,705	4,998
San Francisco City & County Airports Commission 5.50%, 5/1/25	9,200	10,639
San Francisco City & County Airports Commission, Int'l. Airport 5.00%, 5/1/22	9,000	10,145
San Francisco City & County Airports Commission, Int'l. Airport 5.00%, 5/1/23	16,000	17,821
Southern California Public Power Auth., 5.00%, 7/1/23	3,290	3,689
		272,731

Colorado 2.3%		
Colorado HFA, Catholic Health Initiatives, 5.00%, 7/1/18	5,000	5,759
Colorado HFA, Catholic Health Initiatives, 5.00%, 7/1/19	10,035	11,604
Colorado HFA, Catholic Health Initiatives, 5.00%, 7/1/29	1,450	1,494
Colorado HFA, Evangelical Lutheran Good Samaritian Society 5.00%, 6/1/16	750	786
Colorado HFA, Valley View Hosp., 5.50%, 5/15/28	1,005	1,022
Denver City & County Airport, 5.00%, 11/15/17 (4)	2,795	3,169
Denver City & County Airport, 5.00%, 11/15/17 (7)	3,500	3,908
Denver City & County Airport, 5.00%, 11/15/22	3,500	3,926
Denver City & County Airport, 5.00%, 11/15/24 (8)	5,000	5,412
Denver City & County Airport, 5.00%, 11/15/30	4,025	4,148
Denver City & County Airport, 5.25%, 11/15/27	5,560	5,975
Denver City & County Airport, 5.25%, 11/15/28	3,000	3,183
Regional Transportation Dist., Fastrack, 5.00%, 11/1/27 (Prerefunded 11/1/16) (3)(9)	4,800	5,433
Univ. of Colorado, 5.50%, 6/1/24	1,000	1,188
		57,007
Connecticut 0.0%		
Mashantucket Western Pequot Tribe, 4.00%, 7/1/31	411	280
Mohegan Tribe Indians, 6.25%, 1/1/31	450	450
		730
Delaware 0.1%		
Delaware River & Bay Auth., 5.00%, 1/1/21 (1)	1,000	1,060
New Castle County, Newark Charter School, 5.00%, 9/1/26	820	821
Sussex County, Cadbury Lewes, 5.90%, 1/1/26	860	829
		2,710
District of Columbia 1.9%		
District of Columbia, GO, 5.25%, 6/1/19 (6)	3,140	3,691

Metropolitan Washington D.C. Airports Auth., Series A 5.00%, 10/1/23	6,000	6,855
Metropolitan Washington D.C. Airports Auth., Series B 5.00%, 10/1/23	5,000	5,671
Metropolitan Washington D.C. Airports Auth., 5.00%, 10/1/29	6,250	6,547
Washington D.C. Convention Center Auth., 5.00%, 10/1/18 (9)	6,090	6,723
Washington D.C. Convention Center Auth., 5.00%, 10/1/20 (6)	5,500	6,000
Washington D.C. Convention Center Auth., 5.00%, 10/1/21 (6)	4,500	4,909
Washington Metropolitan Area Transit Auth., 5.25%, 7/1/20	1,000	1,169
Washington Metropolitan Area Transit Auth., 5.25%, 7/1/22	2,500	2,828
Washington Metropolitan Area Transit Auth., 5.25%, 7/1/26	1,000	1,118
		45,511
Florida 10.5%		
Broward County, Water & Sewer, 5.00%, 10/1/15 (Prerefunded 10/1/13) (3)(9)	1,425	1,436
Broward County, Water & Sewer, 5.00%, 10/1/19	7,000	8,244
Broward County Airport, 5.00%, 10/1/28	5,070	5,293
Florida, Board of Ed., Capital Outlay, GO, 5.00%, 6/1/30	1,555	1,641
Florida, Board of Ed., Lottery, 5.00%, 7/1/15	6,210	6,739
Florida, Board of Ed., Lottery, 5.00%, 7/1/17 (9)	4,690	5,128
Florida, Board of Ed., Lottery, 5.00%, 7/1/21	6,350	7,241
Florida, Board of Ed., Lottery, 5.00%, 7/1/23	2,000	2,266
Florida Dept. of Environmental Protection Documentary Stamp Tax, 5.00%, 7/1/16	5,750	6,410
Florida Dept. of Environmental Protection Documentary Stamp Tax, 5.00%, 7/1/17	5,730	6,518
Florida Dept. of Environmental Protection Documentary Stamp Tax, 5.00%, 7/1/20 (9)	3,835	4,281
Florida Dept. of Environmental Protection Documentary Stamp Tax, 5.00%, 7/1/22	10,500	11,887
Florida Dept. of Environmental Protection Documentary Stamp Tax, 5.00%, 7/1/23 (1)	4,200	4,512

Florida DOT, Turnpike Auth., 5.00%, 7/1/18 (1)	1,275	1,436
Florida DOT, Turnpike Auth., 5.00%, 7/1/22	16,710	18,986
Florida Hurricane Catastrophe Fund Fin. Corp., 5.00%, 7/1/14	6,290	6,557
Florida Hurricane Catastrophe Fund Fin. Corp., 5.00%, 7/1/15	15,180	16,387
Florida Municipal Power Agency, 5.25%, 10/1/20	3,375	3,829
Florida Municipal Power Agency, 5.25%, 10/1/22	6,125	6,748
Greater Orlando Aviation Auth., 5.00%, 10/1/15 (6)	2,250	2,267
Highlands County HFA, Adventist Health/Sunbelt 5.00%, 11/15/21	140	152
Highlands County HFA, Adventist Health/Sunbelt, Series B1 5.00%, 11/15/21 (Prerefunded 11/15/15) (3)	820	903
Highlands County HFA, Adventist Health/Sunbelt, Series B2 5.00%, 11/15/21 (Prerefunded 11/15/15) (3)	140	154
Highlands County HFA, Adventist Health/Sunbelt VR, 5.00%, 11/15/18	1,600	1,743
Highlands County HFA, Adventist Health/Sunbelt VR, 5.00%, 11/15/19	1,615	1,759
Jacksonville, Excise Tax, 5.00%, 10/1/23 (9)	1,875	2,024
Jacksonville, Excise Tax, 5.25%, 10/1/19 (Prerefunded 10/1/13) (1)(3)(4)	1,450	1,461
Jacksonville, Sales Tax, 5.00%, 10/1/18	1,800	2,091
Jacksonville, Sales Tax, 5.00%, 10/1/21	2,500	2,889
Jacksonville Electric Auth., 5.00%, 10/1/20 (Prerefunded 4/1/14) (3)	830	857
Jacksonville Electric Auth., 5.00%, 10/1/20	1,825	1,879
Miami-Dade County, Aviation, 5.00%, 10/1/25	3,000	3,224
Miami-Dade County, Aviation, 5.00%, 10/1/26	8,000	8,487
Miami-Dade County, Aviation, 5.00%, 10/1/27	4,980	5,224
Miami-Dade County, Aviation, 5.75%, 10/1/24	5,085	5,632
Miami-Dade County, Aviation, 5.75%, 10/1/26	100	110
Miami-Dade County, Aviation, Int'l Airport. 5.25%, 10/1/18 (1)(4)	2,450	2,470

Miami-Dade County EFA, Univ. of Miami, 5.00%, 4/1/18 (Prerefunded 4/1/14) (3)(9)	1,475	1,522
Miami-Dade County EFA, Univ. of Miami, 5.00%, 4/1/21 (9)	5,235	5,744
Miami-Dade County EFA, Univ. of Miami, 5.25%, 4/1/20 (9)	4,610	5,182
Miami-Dade County EFA, Univ. of Miami, 5.75%, 4/1/28	765	821
Miami-Dade County Expressway Auth., 5.00%, 7/1/28	5,565	5,821
Orange County, Tourist Dev. Tax, 5.00%, 10/1/21	5,200	5,895
Orange County, Tourist Dev. Tax, 5.00%, 10/1/22	6,020	6,806
Orange County HFA, Nemours Foundation, 5.00%, 1/1/20 (Prerefunded 1/1/15) (3)	280	298
Orlando-Orange County Expressway Auth., 5.00%, 7/1/26	12,505	13,258
Orlando-Orange County Expressway Auth., 5.00%, 7/1/32	4,375	4,492
Paseo Community Dev. Dist., Capital Appreciation VR, 0.00%, 5/1/36 (10)	895	293
Paseo Community Dev. Dist., 5.00%, 2/1/14 (10)(11)	425	—
Paseo Community Dev. Dist., Special Assessment 5.40%, 5/1/36	75	78
Pinellas County HFA, Baycare Health, 5.00%, 11/15/13	3,500	3,547
Reedy Creek Improvement Dist., GO, 5.00%, 6/1/21 (9)	2,080	2,220
Reedy Creek Improvement Dist., Utility System, 5.00%, 10/1/20 (Prerefunded 10/1/15) (3)(9)	1,025	1,123
Saint Augustine, Capital Improvement, 5.00%, 10/1/24 (Prerefunded 10/1/14) (3)(9)	2,400	2,532
Seven Oaks Community Dev. Dist. II, VR, 7.50%, 5/1/16	380	376
South Miami HFA, Baptist Health South Florida 5.00%, 8/15/21	3,000	3,369
South Miami HFA, Baptist Health South Florida 5.00%, 8/15/23	3,650	4,026
Tampa, Baycare Health, 5.00%, 11/15/26	10,700	11,271
Tampa, Catholic Health East, 5.25%, 11/15/23	3,225	3,467
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax 5.00%, 9/1/19	500	575
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax 5.00%, 9/1/25	2,900	3,135

Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax 5.00%, 9/1/26	1,400	1,492
Tolomato Community Dev. Dist., Special Assessment, Series 1 6.375%, 5/1/17 (10)(12)	5	4
Tolomato Community Dev. Dist., Special Assessment, Series 1 6.45%, 5/1/23 (10)(12)	15	11
Tolomato Community Dev. Dist., Special Assessment, Series 2 6.375%, 5/1/17 (10)(12)	205	84
Tolomato Community Dev. Dist., Special Assessment, Series 2 6.45%, 5/1/23 (10)(12)	465	178
Tolomato Community Dev. Dist., Special Assessment, Series 3 6.375%, 5/1/17 (10)(12)	75	—
Tolomato Community Dev. Dist., Special Assessment, Series 3 6.45%, 5/1/23 (10)(12)	155	—
Tolomato Community Dev. Dist., Special Assessment Series A-1, 6.375%, 5/1/17	60	57
Tolomato Community Dev. Dist., Special Assessment Series A-1, 6.45%, 5/1/23	205	193
Tolomato Community Dev. Dist., Special Assessment Series A-2, STEP, 0.00%, 5/1/39	80	59
Tolomato Community Dev. Dist., Special Assessment Series A-3, STEP, 0.00%, 5/1/40	185	112
Tolomato Community Dev. Dist., Special Assessment Series A-4, STEP, 0.00%, 5/1/40	100	45
		256,951
Georgia 2.3%		
Atlanta Airport, 5.00%, 1/1/26	4,190	4,469
Atlanta Airport, 5.75%, 1/1/22	4,750	5,582
Carroll City-County Hosp. Auth., Tanner Medical Center 5.00%, 7/1/22	1,235	1,353
DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta 5.00%, 11/15/21	3,500	3,870
DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta 5.00%, 11/15/24	2,850	3,111

Fulton County, Water & Sewer, 5.00%, 1/1/21 (Prerefunded 1/1/14) (3)(7)	2,180	2,224
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, 5.375%, 2/15/40	3,495	3,536
Main Street Natural Gas, Georgia Municipal Gas Auth. 5.00%, 3/15/14	2,000	2,054
Main Street Natural Gas, Georgia Municipal Gas Auth. 5.00%, 3/15/17	6,870	7,517
Main Street Natural Gas, Georgia Municipal Gas Auth. 5.00%, 3/15/19	3,900	4,260
Main Street Natural Gas, Georgia Municipal Gas Auth. 5.00%, 3/15/20	5,160	5,630
Main Street Natural Gas, Georgia Municipal Gas Auth. 5.50%, 9/15/24	2,500	2,768
Municipal Electric Auth. of Georgia, 5.00%, 1/1/20	4,945	5,721
Municipal Electric Auth. of Georgia, 5.00%, 1/1/21	2,695	3,105
Savannah Economic Dev. Auth., Marshes of Skidaway 7.40%, 1/1/34	810	818
		56,018
Hawaii 1.4%		
Hawaii, 5.25%, 9/1/23 (Prerefunded 9/1/13) (1)(3)	1,995	2,003
Hawaii, GO, 5.00%, 12/1/16	5,300	6,022
Hawaii, GO, 5.00%, 12/1/17	4,510	5,231
Hawaii, GO, 5.00%, 7/1/19 (9)	305	330
Hawaii, GO, 5.25%, 9/1/23 (1)	2,005	2,013
Hawaii, Series DF1, 5.00%, 7/1/19 (Prerefunded 7/1/15) (3)(9)	775	843
Hawaii, Series DF2, 5.00%, 7/1/19 (Prerefunded 7/1/15) (3)(9)	3,270	3,556
Hawaii Airports, 5.00%, 7/1/17 (4)	7,905	8,802
Hawaii Airports, 5.25%, 7/1/23	4,175	4,726
		33,526
Illinois 3.5%		
Chicago O'Hare Int'l. Airport, 5.00%, 1/1/20 (13)	5,235	5,577

Chicago O'Hare Int'l. Airport, 5.00%, 1/1/21 (13)	4,500	5,040
Chicago O'Hare Int'l. Airport, 5.25%, 1/1/15 (7)	1,700	1,815
Chicago O'Hare Int'l. Airport, 5.25%, 1/1/23	3,065	3,363
Chicago O'Hare Int'l. Airport, 5.25%, 1/1/24	2,605	2,823
Chicago O'Hare Int'l. Airport, 5.25%, 1/1/25	2,920	3,123
Chicago O'Hare Int'l. Airport, 5.25%, 1/1/28	2,200	2,272
Chicago O'Hare Int'l. Airport, 5.25%, 1/1/29	1,245	1,276
Chicago O'Hare Int'l. Airport, Series C, 5.25%, 1/1/27	10,590	11,106
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/27	2,710	2,842
Cook County, GO, 5.00%, 11/15/19	1,000	1,148
Illinois, GO, 5.50%, 7/1/25	3,725	3,986
Illinois, GO, 5.50%, 7/1/26	6,550	6,929
Illinois Fin. Auth., Advocate Health Care Network 5.00%, 11/1/15	2,000	2,181
Illinois Fin. Auth., Ascension Health Alliance, 5.00%, 11/15/42 (Tender 5/1/15)	5,000	5,366
Illinois Fin. Auth., Cadence Health, Central Dupage Health 5.00%, 11/1/16	2,050	2,270
Illinois Fin. Auth., Cadence Health, Central Dupage Health 5.00%, 11/1/17	3,795	4,290
Illinois Fin. Auth., Landing at Plymouth Place, 6.00%, 5/15/25	900	839
Illinois Toll Highway Auth., 5.00%, 1/1/18 (Prerefunded 7/1/15) (3)(13)	4,500	4,889
Metropolitan Pier & Exposition Auth., 5.00%, 12/15/28	14,850	15,465
		86,600
Indiana 1.8%		
Indiana Fin. Auth., Indiana Univ. Health, 5.00%, 3/1/17	1,760	1,977
Indiana Fin. Auth., Indiana Univ. Health, 5.00%, 3/1/23	2,430	2,638
Indiana Fin. Auth., Indiana Univ. Health, 5.00%, 3/1/24	2,930	3,148
Indiana Health & Ed. Fac. Fin. Auth., Indiana Clarian Health Univ. Health, 5.00%, 2/15/33	13,230	13,236

Indianapolis, Gas Utilities, 5.00%, 8/15/24 (6)	9,000	9,644
Indianapolis Airport Auth., IDRB, Federal Express 5.10%, 1/15/17 (4)	3,810	4,231
Jasper County Ind. Economic Dev. Auth. Northern Indiana Public Service, 5.60%, 11/1/16 (1)	4,000	4,427
JPMorgan Chase, Ascension Health Alliance, Indiana Health VRTR, 0.06%, 11/15/30 (5)	3,650	3,650
		42,951
Iowa 0.4%		
Iowa Fin. Auth., Fertilizer, 5.25%, 12/1/25	3,500	3,311
Iowa Fin. Auth., Fertilizer, 5.50%, 12/1/22	6,000	5,926
		9,237
Kansas 0.9%		
Kansas Dev. Fin. Auth., Adventist Health/Sunbelt 5.00%, 11/15/22	1,750	1,906
Kansas Dev. Fin. Auth., Adventist Health/Sunbelt 5.00%, 11/15/24	1,000	1,083
Lenexa Health Care Fac., Lakeview Village, 5.125%, 5/15/14	1,150	1,163
Wichita, Via Christi Health, 5.25%, 11/15/24 (Prerefunded 11/15/19) (3)	8,295	10,035
Wichita, Via Christi Health, 5.25%, 11/15/25 (Prerefunded 11/15/21) (3)	4,085	4,947
Wyandotte County Unified Gov't., Zero Coupon, 6/1/21	3,270	2,108
		21,242
Kentucky 0.1%		
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health 5.00%, 6/1/18	1,775	1,992
		1,992
Louisiana 1.0%		
Louisiana, Gas & Fuel, 5.00%, 5/1/24	3,500	3,988

Louisiana, GO, 5.00%, 8/1/18	11,000	12,873
Louisiana Local Gov't. Environmental Fac. Auth., Jefferson Parish GO, 5.25%, 4/1/23	575	630
Louisiana Local Gov't. Environmental Fac. Auth., Jefferson Parish GO, 5.25%, 4/1/24	1,300	1,408
Saint Charles Parish PCR, Valero Energy, 4.00%, 12/1/40 (Tender 6/1/22)	2,300	2,288
Saint John Baptist Parish, PCR, Marathon Oil, 5.125%, 6/1/37	3,650	3,598
		24,785
Maryland 3.6%		
Anne Arundel County, Consolidated Water & Sewer, GO 5.00%, 4/1/25	700	798
Baltimore City, Convention Center Hilton, 5.00%, 9/1/16	570	560
Frederick County, Public Fac., 5.00%, 6/1/20 (Prerefunded 6/1/18) (3)	1,225	1,432
Gaithersburg, Economic Dev. Auth. Asbury Maryland Obligated Group, 5.00%, 1/1/16	3,025	3,198
Gaithersburg, Economic Dev. Auth. Asbury Maryland Obligated Group, 5.00%, 1/1/17	1,775	1,891
Howard County, Vantage House, 5.00%, 4/1/14	760	765
Maryland CDA, Residential, 5.50%, 9/1/31 (4)	870	877
Maryland DOT, 5.00%, 2/15/23	4,030	4,535
Maryland DOT, 5.50%, 2/1/15	3,050	3,287
Maryland Economic Dev. Corp., Ports America Chesapeake Series A, 5.125%, 6/1/20	1,150	1,251
Maryland Economic Dev. Corp., Ports America Chesapeake Series B, 5.125%, 6/1/20	2,925	3,181
Maryland Economic Dev. Corp., Public Health Laboratory 5.00%, 6/1/16	2,480	2,772
Maryland Economic Dev. Corp., PCR, Potomac Electric Power 6.20%, 9/1/22	3,500	4,166
Maryland HHEFA, Anne Arundel Health, 6.75%, 7/1/29	1,270	1,498
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/20	5,000	5,225

Maryland HHEFA, Doctors Community Hosp., 5.30%, 7/1/25	3,930	3,900
Maryland HHEFA, Greater Baltimore Medical Center 5.00%, 7/1/18	1,595	1,796
Maryland HHEFA, Greater Baltimore Medical Center 5.00%, 7/1/19	3,495	3,941
Maryland HHEFA, Greater Baltimore Medical Center 5.00%, 7/1/20	2,395	2,687
Maryland HHEFA, Johns Hopkins Health, 5.00%, 5/15/48 (Tender 5/15/15)	1,950	2,096
Maryland HHEFA, MedStar Health, 5.00%, 8/15/28	4,000	4,050
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38	3,465	3,407
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/37	8,700	8,767
Maryland HHEFA, Meritus Health, Washington County Hosp. 5.00%, 1/1/18	1,050	1,153
Maryland HHEFA, Meritus Health, Washington County Hosp. 6.00%, 1/1/28	2,265	2,365
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/20	1,240	1,422
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/21	4,000	4,393
Maryland HHEFA, Univ. of Maryland Medical, 5.50%, 7/1/24 (9)	7,140	7,877
Maryland HHEFA, Univ. of Maryland Medical, Series A 5.00%, 7/1/21	1,000	1,138
Maryland Transportation Auth., 5.00%, 7/1/21	1,775	2,018
Montgomery County, 5.00%, 5/1/21 (Prerefunded 5/1/17) (3)	2,500	2,863
		89,309
Massachusetts 1.5%		
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13) (3)	1,300	1,311
Massachusetts, GO, 5.00%, 8/1/24	1,750	1,966
Massachusetts, GO, 5.25%, 9/1/22 (6)	8,000	9,614
Massachusetts, GO, 5.50%, 12/1/23 (9)	4,500	5,491
Massachusetts, GO, VRDN, 0.05%, 12/1/30	1,500	1,500
Massachusetts Ed. Fin. Auth., 5.50%, 1/1/17	3,000	3,341
Massachusetts Ed. Fin. Auth., 5.50%, 1/1/22	3,500	3,893

Massachusetts HEFA, Harvard Univ., 5.00%, 12/15/24	4,250	4,914
Massachusetts HEFA, Partners Healthcare VRDN, 0.03%, 7/1/27	1,900	1,900
Massachusetts School Building Auth., Sales Tax 5.00%, 8/15/28	3,100	3,382
		37,312
Michigan 0.8%		
Detroit Sewage Disposal, Water & Sewer, 5.00%, 7/1/15	500	501
Detroit Sewage Disposal, Water & Sewer, 5.00%, 7/1/17	1,000	998
Michigan, Federal Highway, GAN, 5.25%, 9/15/18 (6)	2,500	2,861
Michigan Fin. Auth., Unemployment Obligation Assessment 5.00%, 7/1/22	5,000	5,491
Michigan Municipal Bond Auth., Clean Water Revolving Fund 5.00%, 10/1/22	2,000	2,179
Univ. of Michigan Regents, VRDN, 0.05%, 4/1/38	700	700
Wayne County Airport Auth., Detroit, 5.25%, 12/1/17 (1)(4)	4,500	4,828
Wells Fargo Stage Trust, Trinity Health VRTR, 0.06%, 12/1/39 (5)	2,000	2,000
		19,558
Minnesota 0.5%		
Minneapolis-Saint Paul Metropolitan Airports Commission 5.00%, 1/1/20 (9)	5,000	5,453
Minneapolis-Saint Paul Metropolitan Airports Commission 5.00%, 1/1/24 (9)	2,850	3,147
Minnesota, Highway, GO, 5.00%, 8/1/18	3,100	3,520
		12,120
Missouri 0.7%		
Missouri HEFA, Washington Univ., 5.25%, 3/15/18	3,500	4,125
Missouri Highway & Transportation Commission 5.00%, 5/1/22	3,000	3,333

New Hampshire 0.2%		
New Hampshire Business Fin. Auth., Elliot Hosp. 6.00%, 10/1/27	5,200	5,500
		5,500
New Jersey 5.1%		
New Jersey Economic Dev. Auth., 5.00%, 3/1/22	5,600	6,340
New Jersey Economic Dev. Auth., School Fac. Construction 5.00%, 3/1/28	10,475	10,978
New Jersey Economic Dev. Auth., School Fac. Construction 5.25%, 3/1/15	2,000	2,151
New Jersey Health Care Fac. Fin. Auth., Barnabas Health Series A1, 5.00%, 7/1/16	2,380	2,598
New Jersey Health Care Fac. Fin. Auth., Barnabas Health Series A2, 5.00%, 7/1/16	1,715	1,877
New Jersey Health Care Fac. Fin. Auth., Barnabas Health Series A1, 5.00%, 7/1/17	5,005	5,539
New Jersey Health Care Fac. Fin. Auth., Barnabas Health Series A2, 5.00%, 7/1/17	710	786
New Jersey Health Care Fac. Fin. Auth. Children's Specialized Hosp., 5.00%, 7/1/14	310	322
New Jersey Health Care Fac. Fin. Auth. Children's Specialized Hosp., 5.00%, 7/1/18	400	420
New Jersey Health Care Fac. Fin. Auth., Meridian Health 5.00%, 7/1/14	625	650
New Jersey Health Care Fac. Fin. Auth., Meridian Health 5.00%, 7/1/15	1,250	1,341
New Jersey Health Care Fac. Fin. Auth., Meridian Health 5.00%, 7/1/16	1,000	1,099
New Jersey Health Care Fac. Fin. Auth., Meridian Health 5.00%, 7/1/17	1,000	1,117
New Jersey Health Care Fac. Fin. Auth., Meridian Health 5.00%, 7/1/18	2,000	2,255
New Jersey Higher Ed. Student Assistance Auth., 5.00%, 6/1/15	1,330	1,421
New Jersey Higher Ed. Student Assistance Auth., 5.00%, 6/1/16	5,380	5,904

New Jersey Higher Ed. Student Assistance Auth., 5.00%, 6/1/17	1,330	1,479
New Jersey Higher Ed. Student Assistance Auth., 5.00%, 6/1/18	1,420	1,587
New Jersey Higher Ed. Student Assistance Auth., 5.25%, 6/1/20	2,145	2,388
New Jersey Transportation Trust Fund Auth., 5.00%, 12/15/16	2,000	2,258
New Jersey Transportation Trust Fund Auth., 5.25%, 12/15/14	6,040	6,442
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/23	3,180	3,568
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/24	4,940	5,473
New Jersey Turnpike Auth., 5.00%, 1/1/20	4,000	4,615
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27	12,000	12,762
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/27	5,495	5,860
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/28	19,620	20,702
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/28	9,900	10,471
Tobacco Settlement Fin. Corp., Tobacco Industry 5.00%, 6/1/16	1,750	1,914
		124,317
New Mexico 0.1%		
Sandoval County, IDRB, Intel, 5.00%, 6/1/20	2,025	2,120
		2,120
New York 11.9%		
Albany IDA, Saint Peter's Hosp., 5.50%, 11/15/13	1,000	1,015
Dormitory Auth. of the State of New York, Mount Sinai Hosp. 5.00%, 7/1/19	2,110	2,412
Dormitory Auth. of the State of New York, Mount Sinai Hosp. 5.00%, 7/1/20	1,360	1,563
Dormitory Auth. of the State of New York, Mount Sinai Hosp. 5.00%, 7/1/21	6,935	7,789
Dormitory Auth. of the State of New York, Mount Sinai Hosp. 5.00%, 7/1/22	1,750	1,926
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 3/15/20 (Prerefunded 3/15/15) (3)(6)	945	1,016

Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 3/15/20 (6)	55	59
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 3/15/22	7,070	7,915
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 3/15/25	8,860	9,869
Dormitory Auth. of the State of New York, Personal Income Tax 5.25%, 2/15/27	3,600	4,031
Dormitory Auth. of the State of New York, State Univ. 5.25%, 7/1/19 (1)	2,275	2,465
Long Island Power Auth., 5.00%, 12/1/21 (6)	3,000	3,305
Long Island Power Auth., 5.25%, 12/1/14	3,000	3,176
Long Island Power Auth., 5.50%, 4/1/24	1,850	2,085
Metropolitan Transportation Auth., 5.00%, 11/15/22	3,820	4,345
Metropolitan Transportation Auth., 5.00%, 11/15/25	4,000	4,363
Metropolitan Transportation Auth., 5.00%, 11/15/26	9,090	9,795
Metropolitan Transportation Auth., Dedicated Tax Fund 5.00%, 11/15/23 (Prerefunded 11/15/16) (1)(3)	3,325	3,782
Metropolitan Transportation Auth., Series A, 5.00%, 11/15/23	5,000	5,554
Metropolitan Transportation Auth., Series C, 5.00%, 11/15/23	2,500	2,830
Nassau County IDA, Amsterdam at Harborside, 5.875%, 1/1/18	335	186
Nassau County IDA, Amsterdam at Harborside, 6.50%, 1/1/27	1,200	666
New York City, 5.00%, 8/1/16 (Prerefunded 8/1/14) (3)	945	990
New York City, 5.00%, 4/1/20 (Prerefunded 4/1/15) (3)	2,195	2,362
New York City, GO, 5.00%, 8/1/14	4,475	4,690
New York City, GO, 5.00%, 3/1/17	2,160	2,441
New York City, GO, 5.00%, 4/1/20	690	739
New York City, GO, 5.00%, 8/1/20	18,300	21,429
New York City, GO, 5.00%, 4/1/21 (7)	3,915	4,193
New York City, GO, 5.00%, 8/1/23	7,100	8,030
New York City, GO, 5.00%, 3/1/27	17,525	19,083
New York City, GO, Series B, 5.00%, 8/1/16	2,000	2,239

New York City, GO, Series C, 5.00%, 8/1/16	8,400	9,403
New York City, GO, Series G, 5.00%, 8/1/16	6,765	7,573
New York City, GO, Series H, 5.00%, 8/1/16	1,055	1,104
New York City, GO, Series I-1, 5.00%, 8/1/16	14,430	16,152
New York City, GO, VR, 4.75%, 12/15/22	8,160	8,292
New York City IDA, Terminal One Group, 5.50%, 1/1/15 (4)	6,000	6,352
New York City Municipal Water Fin. Auth., Water & Sewer 5.00%, 6/15/27	3,000	3,234
New York City Municipal Water Fin. Auth., Water & Sewer 5.00%, 6/15/47	5,000	5,124
New York City Municipal Water Fin. Auth., Water & Sewer VRDN, 0.05%, 6/15/45	550	550
New York City Transitional Fin. Auth., Future Tax 5.00%, 11/1/15	4,750	5,229
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/20 (Prerefunded 8/1/16) (3)	6,290	7,083
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/20	10	11
New York City Transitional Fin. Auth., Future Tax 5.00%, 11/1/23	8,000	9,077
New York City Transitional Fin. Auth., Future Tax 5.00%, 11/1/27	8,410	9,174
New York City Transitional Fin. Auth., New York State 5.00%, 7/15/24	5,950	6,640
New York City Transitional Fin. Auth., New York State Building Aid, 5.00%, 7/15/26	5,250	5,763
New York State Thruway Auth., 5.00%, 1/1/22 (7)	6,310	7,092
New York State Thruway Auth., Dedicated Tax Fund Second Highway & Bridge, 5.00%, 4/1/18 (9)	10,000	10,938
New York State Thruway Auth., Dedicated Tax Fund Second Highway & Bridge, 5.00%, 4/1/23 (9)	4,500	5,071
New York State Thruway Auth., Personal Income Tax 5.00%, 3/15/25	1,000	1,135
New York State Thruway Auth., Personal Income Tax 5.00%, 3/15/27	2,830	3,130
Niagara Area Dev. Corp., IDRB, Covanta Energy, 4.00%, 11/1/24	3,500	3,213

Seneca Nation Indians Capital Improvement Auth. 5.25%, 12/1/16 (5)	3,290	3,384
Tobacco Settlement Fin. Corp., New York State, 5.00%, 6/1/16	5,150	5,706
Tobacco Settlement Fin. Corp., New York State 5.50%, 6/1/19 (7)	1,555	1,562
Tobacco Settlement Fin. Corp., New York State, 5.50%, 6/1/20	2,050	2,059
		290,394
North Carolina 3.8%		
Cape Fear Public Utility Auth., Water & Sewer, 5.00%, 8/1/27	405	447
Charlotte, Douglas Int'l. Airport, 5.00%, 7/1/27	3,670	3,901
Charlotte, Water & Sewer, 5.00%, 7/1/27	1,000	1,118
Charlotte-Mecklenburg Hosp. Auth., 5.25%, 1/15/23	2,775	3,063
Charlotte-Mecklenburg Hosp. Auth., VRDN, 0.04%, 1/15/38	400	400
Guilford County, GO, VRDN, 0.05%, 3/1/25	13,000	13,000
North Carolina, Capital Improvement, 5.00%, 5/1/15	6,820	7,361
North Carolina, Capital Improvement, 5.00%, 5/1/16	7,760	8,656
North Carolina Capital Fac. Fin. Agency, High Point Univ. 4.00%, 5/1/16	1,765	1,868
North Carolina Capital Fac. Fin. Agency, High Point Univ. 4.00%, 5/1/17	2,785	2,958
North Carolina Capital Fac. Fin. Agency, High Point Univ. 5.00%, 5/1/18	1,640	1,817
North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/25	8,120	8,832
North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/26	4,400	4,681
North Carolina Eastern Municipal Power Agency, Series D 5.50%, 1/1/14	130	133
North Carolina Eastern Municipal Power Agency, Series F 5.50%, 1/1/14	3,600	3,678
North Carolina Eastern Municipal Power Agency 6.00%, 1/1/18 (9)	11,485	13,626
North Carolina Medical Care Commission Cape Fear Valley Health, 5.00%, 10/1/18	3,780	4,356

North Carolina Medical Care Commission Cape Fear Valley Health, 5.00%, 10/1/19	3,400	3,919
North Carolina Municipal Power Agency No. 1, Catawba Electric 5.25%, 1/1/17	1,320	1,494
Raleigh-Durham Airport Auth., 5.00%, 11/1/25	5,480	6,021
Union County, 5.00%, 3/1/26 (Prerefunded 3/1/19) (3)	1,290	1,524
Union County, 5.00%, 3/1/27 (Prerefunded 3/1/19) (3)	1,000	1,181
		94,034
North Dakota 0.1%		
Ward County, Trinity Health, 5.125%, 7/1/17	1,905	2,032
		2,032
Ohio 1.4%		
Columbus, Sewerage, 5.00%, 6/1/27	6,500	7,149
Franklin County, GO, 5.00%, 12/1/23	4,000	4,571
Ohio Air Quality Dev. Auth., FirstEnergy, PCR, 2.25%, 8/1/29 (Tender 9/15/16)	6,000	5,858
Ohio Air Quality Dev. Auth., FirstEnergy, PCR, 5.70%, 8/1/20	8,335	9,542
Ohio Higher Ed. Fac. Commission, Cleveland Clinic Health 5.25%, 1/1/23	2,000	2,166
Ohio Water Dev. Auth., PCR, FirstEnergy, 2.20%, 6/1/33 (Tender 6/1/16)	4,200	4,104
		33,390
Oklahoma 0.2%		
Oklahoma Dev. Fin. Auth., PCR, Public Service, 5.25%, 6/1/14	2,870	2,963
Tulsa County IDA, Montereau Senior Living Community 6.875%, 11/1/23	1,300	1,327
		4,290
Oregon 0.2%		
Oregon Fac. Auth., Legacy Health, 5.00%, 3/15/15	2,500	2,665
Oregon Fac. Auth., Legacy Health, 5.00%, 3/15/16	1,750	1,915

Western Generation Agency, Wauna Cogeneration 5.00%, 1/1/16 (14)	1,395	1,408
		5,988
Pennsylvania 2.4%		
Beaver County IDA, PCR, FirstEnergy, 2.20%, 1/1/35 (Tender 7/1/16)	3,000	3,006
Cumberland County Municipal Auth., Asbury Obligated Group 5.00%, 1/1/22	750	741
Pennsylvania, GO, 5.375%, 7/1/16 (1)	3,000	3,399
Pennsylvania IDA, 5.00%, 7/1/16	1,980	2,206
Pennsylvania IDA, 5.00%, 7/1/17	2,020	2,298
Philadelphia Airport, 5.25%, 6/15/24 (4)	22,340	23,713
Philadelphia Airport, 5.25%, 6/15/28	1,180	1,225
Philadelphia Airport, 5.25%, 6/15/29	3,995	4,115
Philadelphia Hosp. & Higher EFA, Children's Hospital VRDN, 0.05%, 7/1/41	535	535
Saint Mary Hosp. Auth., Catholic Health East, 4.00%, 11/15/15	1,360	1,443
Saint Mary Hosp. Auth., Catholic Health East, 5.00%, 11/15/15	1,360	1,476
Saint Mary Hosp. Auth., Catholic Health East, 5.00%, 11/15/26	5,000	5,170
Saint Mary Hosp. Auth., Catholic Health East, 5.25%, 11/15/23	8,000	8,665
Souderton Area School Dist., GO, 5.00%, 11/15/18 (7)	1,700	1,816
		59,808
Puerto Rico 0.0%		
Puerto Rico Ind., Tourism, Ed., Medical & Environmental Ascension Health Alliance, 6.375%, 11/15/15	480	482
		482
Rhode Island 0.0%		
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	990	772
		772

South Carolina 1.6%		
South Carolina Jobs Economic Dev. Auth., Bon Secours Health 5.00%, 11/1/26	1,000	1,025
South Carolina Jobs Economic Dev. Auth., Bon Secours Health 5.00%, 11/1/27	5,500	5,558
South Carolina Jobs Economic Dev. Auth., Bon Secours Health 5.00%, 11/1/28	9,500	9,488
South Carolina Jobs Economic Dev. Auth., Bon Secours Health 5.00%, 11/1/29	6,320	6,285
South Carolina Public Service Auth., 5.00%, 1/1/17 (1)	3,350	3,674
South Carolina Public Service Auth., 5.00%, 1/1/19	4,000	4,662
South Carolina Public Service Auth., Santee Cooper 5.00%, 1/1/17 (1)	3,000	3,399
South Carolina Transportation Infrastructure Bank 5.00%, 10/1/21 (9)	4,110	4,406
		38,497
South Dakota 0.2%		
South Dakota HEFA, Regional Health, 5.00%, 9/1/18	1,100	1,256
South Dakota HEFA, Regional Health, 5.00%, 9/1/19	1,430	1,637
South Dakota HEFA, Regional Health, 5.00%, 9/1/20	1,000	1,141
South Dakota HEFA, Regional Health, 5.00%, 9/1/21	1,000	1,116
		5,150
Tennessee 1.0%		
Tennessee Energy Acquisition Corp., Goldman Sachs 5.00%, 9/1/13	2,000	2,010
Tennessee Energy Acquisition Corp., Goldman Sachs 5.00%, 9/1/16	3,500	3,770
Tennessee Energy Acquisition Corp., Goldman Sachs 5.25%, 9/1/18	3,000	3,316
Tennessee Energy Acquisition Corp., Goldman Sachs 5.25%, 9/1/21	1,500	1,651

Tennessee Energy Acquisition Corp., Goldman Sachs 5.25%, 9/1/24	12,770	13,775
		24,522
Texas 14.7%		
Arlington Independent School Dist., GO, 5.00%, 2/15/15	4,200	4,498
Austin, Public Improvement, GO, 5.00%, 9/1/17 (1)	3,300	3,536
Central Texas Regional Mobility Auth., 5.00%, 1/1/20	800	832
Central Texas Regional Mobility Auth., 5.00%, 1/1/22	845	866
Central Texas Regional Mobility Auth., 5.00%, 1/1/23	500	508
Central Texas Regional Mobility Auth., 5.00%, 1/1/33	850	830
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/22	1,105	1,173
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/23	475	500
Cypress-Fairbanks Independent School Dist., GO 5.00%, 2/15/24	7,205	8,214
Dallas Area Rapid Transit, Sales Tax, 5.00%, 12/1/22	3,500	3,920
Dallas Area Rapid Transit, Sales Tax, 5.00%, 12/1/25	8,065	9,022
Dallas/Fort Worth Int'l. Airport, 5.00%, 11/1/19	3,000	3,442
Dallas/Fort Worth Int'l. Airport, 5.00%, 11/1/26	1,000	1,038
Dallas/Fort Worth Int'l. Airport, 5.00%, 11/1/28	5,930	6,045
Dallas/Fort Worth Int'l. Airport, 5.00%, 11/1/33	13,000	13,038
Dallas/Fort Worth Int'l. Airport, 5.25%, 11/1/28 (15)	2,000	2,092
Dallas/Fort Worth Int'l. Airport, 5.25%, 11/1/29 (15)	1,000	1,042
Dallas/Fort Worth Int'l. Airport, 5.50%, 11/1/17 (4)(6)	3,770	3,818
Guadalupe-Blanco River Auth. Ind. Dev., AEP Texas Central IDRB, 5.625%, 10/1/17	1,800	2,012
Harris County Cultural Ed. Fac., Methodist Hosp. 5.25%, 12/1/16	1,500	1,690
Harris County Cultural Ed. Fac., Saint Luke's Episcopal Health 5.00%, 2/15/16	4,430	4,830
Harris County Cultural Ed. Fac., Saint Luke's Episcopal Health 5.00%, 2/15/17	3,665	4,089

Harris County Cultural Ed. Fac., Texas Medical Center VRDN, 0.05%, 9/1/31	1,400	1,400
Harris County Health Fac. Dev. Corp., Memorial Hermann Healthcare, 7.00%, 12/1/27 (Prerefunded 12/1/18) (3)	2,225	2,861
Harris County Health Fac. Dev. Corp., Methodist Hosp. VRDN, 0.05%, 12/1/41	1,400	1,400
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. VRDN, 0.05%, 10/1/41	1,745	1,745
Houston, Airport System, 5.00%, 7/1/14 (4)	3,600	3,744
Houston, Combined Utility Systems, 5.25%, 5/15/14 (1)	7,000	7,279
Houston, Combined Utility Systems, 5.25%, 5/15/22 (6)	2,550	2,646
Houston, Combined Utility Systems, 5.25%, 5/15/25 (1)	1,440	1,493
Houston, Public Improvement, 5.00%, 3/1/22 (Prerefunded 3/1/16) (3)(6)	5,900	6,533
Houston, Public Improvement, GO, 5.00%, 3/1/22 (6)	30	33
Love Field Airport Modernization, IDRB, Southwest Airlines 5.00%, 11/1/18 (4)	3,095	3,342
Lower Colorado River Auth., 5.00%, 5/15/17	6,740	7,669
Lower Colorado River Auth., 5.00%, 5/15/26	2,890	3,125
Lower Colorado River Auth., 5.00%, 5/15/28	9,200	9,717
Lower Colorado River Auth., 5.75%, 5/15/28	125	132
Lower Colorado River Auth., 5.875%, 5/15/14 (13)	375	377
Lower Colorado River Auth., Series A1, 5.75%, 5/15/28 (Prerefunded 5/15/15) (3)	100	109
Lower Colorado River Auth., Series A2, 5.75%, 5/15/28 (Prerefunded 5/15/15) (3)	1,175	1,287
Mission Economic Dev. Corp., Waste Management 6.00%, 8/1/20 (Tender 8/1/13) (4)	5,000	5,000
North Texas Tollway Auth., 5.00%, 1/1/20	2,350	2,655
North Texas Tollway Auth., 5.00%, 1/1/25	2,090	2,215
North Texas Tollway Auth., 5.00%, 1/1/27	10,205	10,566
North Texas Tollway Auth., 5.00%, 1/1/28	7,440	7,640
North Texas Tollway Auth., 5.00%, 1/1/29	3,185	3,248

North Texas Tollway Auth., 6.00%, 1/1/25	4,380	4,972
North Texas Tollway Auth., Dallas Convention Center 6.00%, 1/1/25	3,690	4,280
San Antonio Electric & Gas, 5.00%, 2/1/19	3,280	3,491
San Antonio Electric & Gas, 5.00%, 2/1/21 (Prerefunded 2/1/16) (3)	1,500	1,662
San Antonio Electric & Gas, 5.00%, 2/1/23	10,000	11,407
San Antonio Electric & Gas, 5.00%, 2/1/24	10,000	11,342
San Antonio Electric & Gas, 5.25%, 2/1/24	5,000	5,986
Tarrant County Cultural Ed. Fac. Fin. Corp., Baylor Health Care 5.75%, 11/15/24	3,760	4,340
Tarrant County Cultural Ed. Fac. Fin. Corp., Baylor Health Care 6.25%, 11/15/29	5,000	5,676
Tarrant County Cultural Ed. Fac. Fin. Corp., Methodist Hosp. of Dallas, VRDN, 0.05%, 10/1/41	900	900
Tarrant County Cultural Ed. Fac. Fin. Corp. Scott & White Healthcare, 5.00%, 8/15/20	2,570	2,934
Tarrant County Cultural Ed. Fac. Fin. Corp. Scott & White Healthcare, 5.25%, 8/15/21	2,500	2,831
Tarrant County Cultural Ed. Fac. Fin. Corp. Scott & White Healthcare, 5.25%, 8/15/22	1,580	1,749
Tarrant County Cultural Ed. Fac. Fin. Corp. Scott & White Healthcare, 5.25%, 8/15/24	3,785	4,101
Tarrant County Cultural Ed. Fac. Fin. Corp. Scott & White Healthcare, 5.25%, 8/15/25	4,130	4,422
Tarrant County Cultural Ed. Fac. Fin. Corp. Texas Health Resources, 5.00%, 2/15/16	2,000	2,191
Tarrant County Cultural Ed. Fac. Fin. Corp. Texas Health Resources, 5.00%, 2/15/17	835	938
Tarrant County Cultural Ed. Fac. Fin. Corp. Texas Health Resources, 5.00%, 2/15/22	6,995	7,674
Texas A&M Univ. System, Series B, 5.00%, 5/15/25	2,400	2,584
Texas A&M Univ. System, Series D, 5.00%, 5/15/25	7,325	8,292
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch 5.25%, 12/15/17	4,500	4,992

Texas Municipal Gas Acquisition & Supply I, Merrill Lynch 5.25%, 12/15/22	2,735	2,989
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch 5.625%, 12/15/17	3,600	3,937
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch 6.25%, 12/15/26	20,660	23,482
Texas Municipal Gas Acquisition & Supply III, Macquarie Group 5.00%, 12/15/28	12,100	11,808
Texas Transportation Commission, Series A, 5.00%, 4/1/21	3,450	3,925
Texas Transportation Commission, Series A, 5.00%, 4/1/26	7,000	7,872
Texas Transportation Commission, Series B, 5.00%, 4/1/21	8,200	9,065
Texas Transportation Commission, Series B, 5.00%, 4/1/26	27,500	30,064
Travis County Health Fac. Dev. Corp., Westminster Manor 6.25%, 11/1/16	3,450	3,468
Univ. of Texas System, 5.00%, 8/15/23 (Prerefunded 8/15/16) (3)	2,335	2,628
		359,253
Utah 0.7%		
Murray City, IHC Health, Series A, VRDN, 0.05%, 5/15/37	290	290
Murray City, IHC Health, Series B, VRDN, 0.05%, 5/15/37	1,300	1,300
Murray City, IHC Health, VRDN, 0.05%, 5/15/36	1,500	1,500
Utah Transit Auth., Sales Tax, 5.00%, 6/15/25	2,250	2,453
Utah Transit Auth., Sales Tax, 5.00%, 6/15/26	3,195	3,438
Utah Transit Auth., Sales Tax, 5.00%, 6/15/27	3,645	3,873
Utah Transit Auth., Sales Tax, 5.00%, 6/15/28	3,850	4,056
		16,910
Virgin Islands 0.0%		
Virgin Islands PFA, 5.25%, 10/1/20	1,000	1,026
		1,026

Virginia 3.2%		
Arlington County, Public Improvement, 5.00%, 5/15/17 (Prerefunded 5/15/15) (3)	445	481
Arlington County, Public Improvement, GO, 5.00%, 8/1/26	1,800	2,025
Arlington County, Public Improvement, GO, 5.00%, 8/1/27	1,550	1,725
Chesterfield County Economic Dev. Auth., PCR Virginia Electric & Power, 5.00%, 5/1/23	1,170	1,281
Fairfax County IDA, Inova Health, 5.00%, 5/15/28	8,000	8,454
Fredericksburg Economic Dev. Auth. Mary Washington Healthcare, Medicorp, 5.25%, 6/15/22	3,115	3,300
Greater Richmond Convention Center, 5.00%, 6/15/24 (1)	1,000	1,073
Greater Richmond Convention Center, Hotel Tax 5.00%, 6/15/16 (1)	2,000	2,142
Hampton Roads Sanitation Dist., Wastewater, 5.00%, 4/1/21	2,685	3,080
Hampton Roads Sanitation Dist., Wastewater, 5.00%, 4/1/27	2,745	3,030
Henrico County Water & Sewer, 5.00%, 5/1/24 (Prerefunded 5/1/16) (3)	1,000	1,116
Henrico County Water & Sewer, 5.00%, 5/1/26 (Prerefunded 5/1/16) (3)	2,590	2,890
Lexington IDA, V.M.I. Dev. Board, 5.00%, 12/1/20	1,400	1,667
Loudoun County, GO, 5.00%, 11/1/18	3,875	4,592
Richmond, Public Utility, 5.00%, 1/15/35	7,000	7,319
Virginia, 5.00%, 6/1/14 (2)	290	302
Virginia, GO, 5.00%, 6/1/14	4,310	4,478
Virginia College Building Auth., Public Higher Ed. Fin. 5.00%, 9/1/16	3,350	3,518
Virginia College Building Auth., Public Higher Ed. Fin. 5.00%, 9/1/27	2,700	2,940
Virginia College Building Auth., Univ. of Richmond 4.00%, 3/1/27	3,250	3,270
Virginia Port Auth., 5.00%, 7/1/14 (4)(6)	1,000	1,038
Virginia Public Building Auth., 5.00%, 8/1/23	4,255	4,988

Washington Health Care Fac. Auth. Overlake Hosp. Medical Center, 5.25%, 7/1/23	2,580	2,724
		82,145
Wisconsin 0.7%		
Wisconsin, GO, 5.00%, 5/1/18	14,000	16,304
		16,304
Total Municipal Securities (Cost $2,354,077)		2,411,674
Total Investments in Securities		
98.5% of Net Assets (Cost $2,354,077)		$ 2,411,674

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Insured by National Public Finance Guarantee Corp.
(2) Escrowed to maturity
(3) Prerefunded date is used in determining portfolio maturity.
(4) Interest subject to alternative minimum tax
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $10,509 and represents 0.4% of net assets.
(6) Insured by Assured Guaranty Municipal Corp.
(7) Insured by Financial Guaranty Insurance Company
(8) Insured by XL Capital Assurance Inc.
(9) Insured by AMBAC Assurance Corp.
(10) Non-income producing
(11) In default with respect to payment of principal and interest.
(12) In default with respect to payment of interest.
(13) Insured by Assured Guaranty U.S. Holdings
(14) Insured by ACA Financial Guaranty Corp.
(15) When-issued security
CDA Community Development Administration/Authority
DOT Department of Transportation
EFA Educational Facility Authority
GAN Grant Anticipation Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFC Housing Finance Corp.
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDRB Industrial Development Revenue Bond

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Intermediate Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
On May 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. The clearinghouse typically imposes margin requirements to ensure performance by the parties to the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Required margin posted by the fund is held by the clearing broker. As of July 31, 2013, cash of $146,000 had been posted by the fund for exchange-traded derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit collateral with the broker in the form of cash or securities in an amount equal to a certain percentage of the contract value (margin requirement); the margin requirement must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. The value of a futures contract included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

When-Issued Securities
The fund may enter into when-issued purchases and/or sales commitments, pursuant to which it agrees to purchase or sell, respectively, the underlying security for a fixed unit price, with payment and delivery at a scheduled future date generally beyond the customary settlement period for such securities. When-issued refers to securities that have not yet been issued but will be issued in the future and may include new securities or securities obtained through a corporate action on a current holding. The fund normally purchases when-issued securities with the intention of taking possession but may enter into a separate agreement to sell the securities before the settlement date. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its when-issued commitments.

NOTE 5 - FEDERAL INCOME TAXES

At July 31, 2013, the cost of investments for federal income tax purposes was $2,353,336,000. Net unrealized gain aggregated $58,638,000 at period-end, of which $96,957,000 related to appreciated investments and $38,319,000 related to depreciated investments.

T. Rowe Price Summit Municipal Income Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 96.6%		
Alabama 0.6%		
Courtland Ind. Dev. Board, International Paper, PCR 4.75%, 5/1/17	1,000	1,034
Health Care Auth. for Baptist Health, 5.00%, 11/15/17	3,805	3,980
		5,014
Alaska 0.1%		
Anchorage, GO, 5.00%, 3/1/20 (1)	1,000	1,068
		1,068
Arizona 0.7%		
Arizona HFA, Banner Health, 5.50%, 1/1/31	2,000	2,109
Arizona HFA, Banner Health, VR, 0.994%, 1/1/37	750	669
Arizona HFA, Blood Systems, 5.00%, 4/1/20	615	633
Phoenix Civic Improvement Corp., Wastewater, 5.50%, 7/1/23	2,000	2,336
		5,747
Arkansas 0.6%		
Univ. of Arkansas, 5.00%, 11/1/28	2,115	2,275
Univ. of Arkansas, 5.00%, 11/1/29	2,000	2,130
		4,405
California 18.3%		
Bay Area Toll Auth., San Francisco Area F1, 5.625%, 4/1/44	1,830	1,964
California, Economic Recovery, 5.25%, 7/1/21	4,000	4,701
California, GO, 5.00%, 9/1/31	5,000	5,202
California, GO, 5.25%, 9/1/25	5,000	5,576
California, GO, 5.50%, 3/1/40	2,970	3,139
California, GO, 5.60%, 3/1/36	1,175	1,255
California Dept. of Water Resources, Power Supply 5.00%, 5/1/22	2,750	3,175
California EFA, Univ. of Southern California, 5.25%, 10/1/38	2,225	2,367

California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/16	225	245
California HFA, Memorial Health, 5.00%, 10/1/33	2,750	2,813
California HFA, Providence Health & Services, 6.50%, 10/1/38 (Prerefunded 10/1/18) (2)	20	25
California HFA, Providence Health & Services, 6.50%, 10/1/38	980	1,123
California HFA, Stanford Hosp. & Clinics, 5.00%, 8/15/51	5,000	4,771
California HFA, Sutter Health, 5.25%, 8/15/31	3,050	3,163
California Housing Fin. Agency, Single Family, 5.55%, 8/1/33 (3)	3,355	3,278
California Infrastructure & Economic Dev. Bank Independent System Operator, 6.25%, 2/1/39	1,150	1,214
California Municipal Fin. Auth. Community Hosp. of Central California, 5.00%, 2/1/15	1,250	1,318
California Public Works Board, 5.00%, 1/1/21	2,000	2,167
California Public Works Board, 5.00%, 10/1/30	1,500	1,534
California Public Works Board, 5.00%, 3/1/38	2,250	2,228
California Public Works Board, 5.25%, 10/1/27	1,460	1,552
California Public Works Board, Dept. of Corrections 5.25%, 6/1/28 (Prerefunded 12/1/13) (2)	1,000	1,017
California Public Works Board, Mental Health, 5.50%, 6/1/23 (Prerefunded 6/1/14) (2)	500	522
California Public Works Board, Univ. of California Regents 5.00%, 10/1/26	2,020	2,181
California Public Works Board, Univ. of California Regents 5.00%, 12/1/28	4,000	4,301
California State Univ. Trustees, 5.25%, 11/1/38	5,000	5,267
California Statewide CDA, American Baptist Homes of the West 2.40%, 10/1/20	1,250	1,203
California Statewide CDA, American Baptist Homes of the West 6.25%, 10/1/39	3,000	3,096
California Statewide CDA, Huntington Memorial Hosp. 5.00%, 7/1/27	1,975	2,011
California Statewide CDA, Kaiser Permanente, 5.00%, 4/1/42	7,150	7,064
California Statewide CDA, Polytechnic School, 5.00%, 12/1/29	1,225	1,258

Chula Vista Ind. Dev., San Diego Gas & Electric, PCR 5.50%, 12/1/21 (3)	500	527
Golden State Tobacco Securitization Corp., 5.00%, 6/1/18	3,000	3,397
Golden State Tobacco Securitization Corp., Tobacco Industry 4.50%, 6/1/27	3,065	2,771
Golden State Tobacco Securitization Corp., Tobacco Settlement 5.00%, 6/1/45	1,500	1,420
Los Angeles Airport, 5.25%, 5/15/39	5,520	5,834
Los Angeles County Public Works Fin. Auth., 5.00%, 8/1/29	2,000	2,060
Los Angeles County Public Works Fin. Auth., 5.00%, 8/1/37	2,000	2,004
Los Angeles Dept. of Water & Power, Waterworks 5.00%, 7/1/31 (4)	4,000	4,258
Los Angeles Harbor, 5.00%, 8/1/24 (1)	2,025	2,238
Los Angeles Municipal Improvement Corp., Real Property 5.00%, 3/1/30	1,480	1,504
Los Angeles Municipal Improvement Corp., Real Property 5.00%, 3/1/31	1,555	1,570
Los Angeles Municipal Improvement Corp., Real Property 5.00%, 3/1/32	705	708
Oakland, GO, 5.00%, 1/15/26 (4)	1,085	1,153
Palm Springs, Int'l. Airport, 5.45%, 7/1/20 (3)	690	670
Port of Oakland, Intermediate Lien, 5.00%, 11/1/24 (1)(3)	1,000	1,083
Ridgecrest Redev. Agency, 6.25%, 6/30/37	2,000	2,115
Sacramento County Sanitation Dist. Fin. Auth. VR, 0.714%, 12/1/35 (5)	700	608
San Buenaventura, Community Memorial Health 8.00%, 12/1/26	1,000	1,185
San Diego County Regional Airport Auth., 5.00%, 7/1/40	5,000	5,020
San Diego Public Fac. Fin. Auth., City Water Utility 5.50%, 8/1/39	1,000	1,074
San Diego Redev. Agency, Naval Training Center, 5.00%, 9/1/25	500	502
San Francisco Bay Area Rapid Transit, Property Tax, GO 5.00%, 8/1/22	1,025	1,111

San Francisco City & County Airports Commission 5.00%, 5/1/35	1,950	1,990
San Francisco City & County Airports Commission 5.00%, 5/1/40	2,870	2,912
San Francisco City & County Airports Commission, Int'l. Airports 6.00%, 5/1/39	3,000	3,413
San Francisco City & County Redev. Agency, Mission Bay North 6.75%, 8/1/41	750	834
San Jose Redev. Agency, 5.375%, 8/1/29	1,350	1,375
San Mateo, Bay Meadows Community Fac. Dist. 5.875%, 9/1/32	1,375	1,408
Sweetwater Union High School Dist., Special Tax 5.00%, 9/1/19 (13)	2,515	2,678
Torrance, Memorial Medical Center, 5.00%, 9/1/40	2,000	2,009
Washington Unified School District, New High School, COP 5.125%, 8/1/37 (4)	1,170	1,184
Whittier Health Fac., Presbyterian Intercommunity Hosp. 5.00%, 6/1/16	1,340	1,479
		142,824
Colorado 0.5%		
Colorado HFA, Valley View Hosp., 5.75%, 5/15/36	1,150	1,177
Park Creek Metropolitan Dist., Property Tax, 5.50%, 12/1/37	270	276
Univ. of Colorado, 5.375%, 6/1/38	2,000	2,187
		3,640
Connecticut 0.3%		
Connecticut HEFA, Stamford Hosp., 5.00%, 7/1/42	1,000	973
Mashantucket Western Pequot Tribe, 4.00%, 7/1/31	1,317	899
Mohegan Tribe Indians, 6.25%, 1/1/31	670	670
		2,542
Delaware 1.2%		
Delaware Economic Dev. Auth., NRG Energy, 5.375%, 10/1/45	2,000	1,916

Delaware HFA, Christiana Care Health, VRDN, 0.05%, 10/1/38	895	895
Delaware Municipal Electric Corp., 5.00%, 7/1/37	5,000	5,071
New Castle County, Newark Charter School, 5.00%, 9/1/26	815	816
Sussex County, Cadbury Lewes, 5.90%, 1/1/26	375	362
		9,060
District of Columbia 3.3%		
District of Columbia, American Society of Hematology 5.00%, 7/1/42	1,850	1,825
District of Columbia, GO, 6.00%, 6/1/17 (1)	1,220	1,430
District of Columbia, Income Tax, GO, 5.50%, 12/1/30	2,000	2,241
Metropolitan Washington Airports Auth., 5.00%, 10/1/29	1,275	1,336
Metropolitan Washington Airports Auth., 5.00%, 10/1/31 (3)	3,000	3,039
Metropolitan Washington Airports Auth., 5.25%, 10/1/24	3,500	3,976
Metropolitan Washington Airports Auth., Dulles Toll Road 5.25%, 10/1/44	4,150	4,237
Metropolitan Washington Airports Auth., Dulles Toll Road STEP, 0.00%, 10/1/44	2,150	1,663
Washington Convention & Sports Auth., 5.00%, 10/1/40	3,000	2,965
Washington Metropolitan Area Transit Auth., 5.25%, 7/1/29	2,565	2,758
		25,470
Florida 6.4%		
Broward County, 5.25%, 10/1/36	2,415	2,535
Broward County, Water & Sewer, 5.25%, 10/1/34	2,000	2,132
Broward County Airport, 5.375%, 10/1/29	5,345	5,725
Florida Municipal Power Agency, All Requirements 5.00%, 10/1/31 (Tender 10/1/18)	1,125	1,160
Florida Municipal Power Agency, All Requirements 6.25%, 10/1/31	1,000	1,147
Highlands County HFA, Adventist Health, 5.00%, 11/15/23 (Prerefunded 11/15/15) (2)	175	193

Highlands County HFA, Adventist Health/Sunbelt 5.00%, 11/15/23	1,235	1,338
Highlands County HFA, Adventist Health/Sunbelt 6.00%, 11/15/37	2,000	2,258
Jacksonville, Excise Tax, 5.25%, 10/1/20 (Prerefunded 10/1/13) (1)(2)(3)	1,000	1,008
Jacksonville, Transit, 5.00%, 10/1/30	2,000	2,090
Jacksonville, Transit, 5.00%, 10/1/31	1,900	1,972
Jacksonville Port Auth., 5.00%, 11/1/38 (3)	4,000	3,893
Miami-Dade County, Aviation, 5.00%, 10/1/31 (3)	5,000	4,906
Miami-Dade County, Aviation, 5.375%, 10/1/35	5,750	5,887
Miami-Dade County, Aviation, 5.375%, 10/1/41	2,000	2,045
Miami-Dade County EFA, Univ. of Miami, 5.75%, 4/1/28	700	751
Miami-Dade County Expressway Auth., 5.00%, 7/1/40	3,000	2,987
Orange County HFA, The Nemours Foundation, 5.00%, 1/1/22	1,900	2,099
Orlando-Orange County Expressway Auth., 5.00%, 7/1/32	1,500	1,540
OTC Community Dev. Dist., Special Assessment, 5.30%, 5/1/38	455	404
Paseo Community Dev. Dist., Capital Appreciation VR, 0.00%, 5/1/36 (7)	860	282
Paseo Community Dev. Dist., Community Dev. Improvement 5.00%, 2/1/14 (7)(8)	405	—
Paseo Community Dev. Dist., Special Assessment 5.40%, 5/1/36	75	78
Saint John's County IDA, Glenmoor, 5.00%, 1/1/16 (7)(9)	365	175
Seminole Tribe of Florida, 5.25%, 10/1/27 (10)	1,000	1,039
Seminole Tribe of Florida, 5.50%, 10/1/24 (10)	1,000	1,055
Seven Oaks Community Dev. Dist. II, VR, 7.50%, 5/1/16	65	64
Winter Garden Village Fowler Grove, 5.65%, 5/1/37	730	736
		49,499
Georgia 1.6%		
Atlanta, Princeton Lakes, 5.50%, 1/1/31	250	240

Atlanta Water & Sewer, Wastewater, 6.25%, 11/1/34	1,000	1,148
Cobb County Kennestone Hosp. Auth., WellStar Health 5.50%, 4/1/37 (4)	1,170	1,209
Fulton County Dev. Auth., Woodruff Arts Center 5.25%, 3/15/24	2,000	2,152
Fulton County Residential Care Fac. for the Elderly Canterbury Court, 6.125%, 2/15/26	250	251
Hall County & Gainesville Hosp. Auth. Northeast Georgia Health, 5.375%, 2/15/40	2,810	2,843
Main Street Natural Gas, Georgia Municipal Gas Auth. 5.00%, 3/15/20	2,000	2,182
Municipal Electric Auth. of Georgia, 5.70%, 1/1/19 (1)(11)	100	119
Rockdale County Dev. Auth., Pratt Industries USA, Visy Paper 6.125%, 1/1/34 (3)	1,750	1,764
Savannah Economic Dev. Auth., Marshes of Skidaway 7.40%, 1/1/24	110	112
Savannah Economic Dev. Auth., Marshes of Skidaway 7.40%, 1/1/34	500	505
		12,525
Illinois 3.0%		
Chicago O'Hare Int'l. Airport, 5.25%, 1/1/19 (3)	2,000	2,278
Chicago O'Hare Int'l. Airport, 5.25%, 1/1/24 (1)(3)	500	526
Chicago O'Hare Int'l. Airport, 6.50%, 1/1/41	2,000	2,354
Cook County, GO, 5.00%, 11/15/29	1,750	1,801
Cook County, GO, 5.00%, 11/15/33	2,740	2,766
Cook County, Navistar Int'l., Recovery Zone, 6.50%, 10/15/40	750	768
Illinois, GO, 5.50%, 7/1/38	3,250	3,277
Illinois Fin. Auth., Friendship Village of Schaumberg 5.625%, 2/15/37	400	379
Illinois Fin. Auth., Landing at Plymouth Place, 6.00%, 5/15/37	350	295
Illinois Fin. Auth., Lutheran Senior Services Obligated Group Hillside Village, 5.25%, 2/1/37	1,000	955
Illinois Fin. Auth., Rush Univ. Medical Center, 6.625%, 11/1/39	1,000	1,114

Illinois Fin. Auth., Tabor Hills Supportive Living 5.25%, 11/15/36	1,000	1,000
Illinois Toll Highway Auth., 5.50%, 1/1/33	1,500	1,616
Metropolitan Pier & Exposition Auth., McCormick Place 5.50%, 6/15/50	2,000	2,036
Regional Transportation Auth., 6.00%, 7/1/33 (5)	2,000	2,275
		23,440
Indiana 1.5%		
Indiana Fin. Auth., Ohio River Bridges, 5.25%, 1/1/51 (3)	3,500	3,217
Indiana Fin. Auth., Ohio Valley Electric, IDRB, 5.00%, 6/1/39	1,250	1,163
Indiana Fin. Auth., U.S. Steel, IDRB, 6.00%, 12/1/26	1,000	994
Indiana Health & Ed. Fac. Fin. Auth., Franciscan Alliance 5.25%, 5/15/41 (13)	1,600	1,611
Japser County Economic Dev. Auth. Northern Indiana Public Service, 5.60%, 11/1/16 (1)	1,250	1,383
Saint Joseph County, Holy Cross Village at Notre Dame 6.00%, 5/15/38	390	390
Vigo County Hosp. Auth., Union Hosp., 5.70%, 9/1/37 (10)	1,000	993
Vigo County Hosp. Auth., Union Hosp., 5.75%, 9/1/42 (10)	500	492
Vigo County Hosp. Auth., Union Hosp., 7.75%, 9/1/31	1,000	1,143
		11,386
Iowa 0.4%		
Altoona, Urban Renovation Tax, 6.00%, 6/1/28	1,000	1,049
Iowa Fin. Auth., Fertilizer, 5.25%, 12/1/25	1,800	1,703
Iowa Fin. Auth., Fertilizer, 5.50%, 12/1/22	600	592
		3,344
Kansas 1.3%		
Kansas Dev. Fin. Auth., Adventist Health/Sunbelt 5.00%, 11/15/24	1,800	1,950
Wichita, Via Christi Health, 5.00%, 11/15/29 (Prerefunded 11/15/21) (2)	4,000	4,770

Wichita, Via Christi Health, 5.25%, 11/15/24 (Prerefunded 11/15/19) (2)	3,000	3,629
		10,349
Kentucky 0.4%		
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health 6.375%, 3/1/40	1,000	1,058
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health 6.375%, 6/1/40	2,100	2,222
		3,280
Louisiana 0.4%		
Louisiana Local Gov't. Environment Fac. Auth., Jefferson Parish GO, 5.375%, 4/1/31	1,000	1,047
Louisiana Local Gov't. Environmental Fac. Auth. Westlake Chemical, 6.50%, 8/1/29	1,000	1,072
Saint Charles Parish, Valero Energy, PCR, 4.00%, 12/1/40 (Tender 6/1/22)	700	696
		2,815
Maine 0.1%		
Maine HHEFA, MaineGeneral Health, 6.75%, 7/1/36	1,000	1,114
		1,114
Maryland 4.9%		
Baltimore City, Convention Center Hotel, 5.00%, 9/1/32 (12)	500	462
Baltimore City, Convention Center Hotel, 5.25%, 9/1/22 (12)	750	757
Baltimore City, Convention Center Hotel, 5.875%, 9/1/39	585	583
Gaithersburg, Asbury Maryland Obligated Group 5.125%, 1/1/36	1,150	1,105
Maryland Economic Dev. Corp., CONSOL Energy, 5.75%, 9/1/25	2,250	2,348
Maryland Economic Dev. Corp., Ports America Chesapeake 5.75%, 6/1/35	1,400	1,497
Maryland Economic Dev. Corp., Potomac Electric Power, PCR 6.20%, 9/1/22	1,650	1,964

Maryland HHEFA, Adventist Healthcare, 6.25%, 1/1/31	500	544
Maryland HHEFA, Anne Arundel Health, 6.75%, 7/1/39	1,100	1,288
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45	2,000	2,109
Maryland HHEFA, Ingleside at King Farm Presbyterian Community, 5.30%, 1/1/37	1,000	862
Maryland HHEFA, Mercy Medical Center, 5.50%, 7/1/42	3,000	3,073
Maryland HHEFA, Meritus Health, Washington County Hosp. 5.75%, 1/1/33	800	819
Maryland HHEFA, Meritus Health, Washington County Hosp. 5.75%, 1/1/38	650	656
Maryland HHEFA, Meritus Health, Washington County Hosp. 6.00%, 1/1/43	1,250	1,290
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/43	6,500	6,342
Maryland HHEFA, Washington County Health, Meritus Health 6.00%, 1/1/28	1,750	1,828
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/15 (1)	2,230	2,382
Maryland Transportation Auth., BWI Airport Parking 5.00%, 3/1/27 (3)	7,985	8,427
		38,336
Massachusetts 0.9%		
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13) (2)	250	252
Massachusetts DOT, 5.00%, 1/1/32	3,000	3,104
Massachusetts Ed. Fin. Auth., 6.35%, 1/1/30 (3)(6)	540	567
Massachusetts HEFA, Partners Healthcare VRDN, 0.03%, 7/1/27	200	200
Massachusetts Housing Fin. Agency, Multi-Family 5.35%, 12/1/42 (3)	2,500	2,554
		6,677
Michigan 0.6%		
Michigan Strategic Fund, Dow Chemical, 6.25%, 6/1/14	500	520

Univ. of Michigan Regents, VRDN, 0.05%, 4/1/38	4,300	4,300
		4,820
Minnesota 0.3%		
Wayzata, Folkestone Senior Living Community, 5.75%, 11/1/39	2,000	2,036
		2,036
Mississippi 0.1%		
Mississippi Business Fin. Corp., System Energy Resources, PCR 5.875%, 4/1/22	500	496
		496
Missouri 1.5%		
Curators Univ., Univ. of Missouri, 5.00%, 11/1/25	5,000	5,519
Kansas City IDA, Downtown Redev., 5.50%, 9/1/25	3,620	4,013
Missouri Joint Municipal Electric Utility Commission 5.00%, 1/1/17 (4)	2,000	2,181
		11,713
Nebraska 0.1%		
Douglas County Hosp. Auth. #2, Children's Hosp. 6.125%, 8/15/31	965	1,017
		1,017
Nevada 1.8%		
Clark County Airport, Las Vegas McCarran Int'l. Airport 5.125%, 7/1/36	1,805	1,851
Clark County Airport, Las Vegas McCarran Int'l. Airport 5.50%, 7/1/16 (3)(5)	2,000	2,086
Clark County Airport, Las Vegas McCarran Int'l. Airport 5.75%, 7/1/42	7,575	8,230
Clark County School Dist., GO, 5.00%, 6/15/14	1,115	1,162

Las Vegas Valley Water Dist., GO, 5.00%, 6/1/28	800	854
		14,183
New Jersey 10.0%		
Middlesex County Improvement Auth., Student Housing Urban Renewal, 5.00%, 8/15/18 (Prerefunded 8/15/14) (2)	800	839
New Jersey, Equipment Lease Purchase, COP, 5.25%, 6/15/20	2,000	2,302
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/24	1,000	1,043
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/25	5,000	5,133
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/28	500	494
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/29	500	487
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/15	105	106
New Jersey Economic Dev. Auth., Middlesex Water, IDRB 5.00%, 10/1/23	2,455	2,751
New Jersey Economic Dev. Auth., School Fac., 5.25%, 9/1/25	2,000	2,195
New Jersey Economic Dev. Auth., School Fac. Construction 5.00%, 3/1/28	7,000	7,336
New Jersey Economic Dev. Auth., Seabrook Village 5.00%, 11/15/14	530	542
New Jersey Economic Dev. Auth., Seabrook Village 5.00%, 11/15/16	600	622
New Jersey Economic Dev. Auth., United/Continental Airlines IDRB, 4.875%, 9/15/19 (3)	1,000	985
New Jersey Economic Dev. Auth., United/Continental Airlines IDRB, 5.125%, 9/15/23 (3)	1,000	952
New Jersey Economic Dev. Auth., United/Continental Airlines IDRB, 5.25%, 9/15/29 (3)	1,000	938
New Jersey EFA, Stevens Institute of Technology, 5.00%, 7/1/19	1,075	1,159
New Jersey EFA, Univ. of Medicine & Dentistry, 7.50%, 12/1/32 (Prerefunded 6/1/19) (2)	3,000	3,961
New Jersey HFFA, Barnabas Health, 5.00%, 7/1/23	1,255	1,338
New Jersey HFFA, Barnabas Health, 5.00%, 7/1/24	4,500	4,736
New Jersey HFFA, Barnabas Health, 5.00%, 7/1/25	1,000	1,035
New Jersey HFFA, Barnabas Health, 5.625%, 7/1/37	2,000	2,039

New Jersey HFFA, Barnabas Health, Zero Coupon, 7/1/31	1,275	483
New Jersey HFFA, Meridian Health, 5.00%, 7/1/25	4,000	4,215
New Jersey HFFA, Robert Wood Johnson Univ. Hosp. at Hamilton 5.00%, 7/1/25 (14)	500	503
New Jersey Higher Ed. Student Assistance Auth. 5.00%, 12/1/17 (3)	1,545	1,718
New Jersey Higher Ed. Student Assistance Auth. 5.00%, 12/1/18 (3)	2,000	2,225
New Jersey Higher Ed. Student Assistance Auth. 5.00%, 12/1/26	1,865	1,922
New Jersey Housing & Mortgage Fin. Agency, Single Family 6.375%, 10/1/28	745	804
New Jersey Institute of Technology, 5.00%, 7/1/42	4,000	4,075
New Jersey Transportation Trust Fund Auth., 5.50%, 6/15/31	3,000	3,195
New Jersey Transportation Trust Fund Auth., 6.00%, 12/15/38 (Prerefunded 12/15/18) (2)(6)	1,045	1,292
New Jersey Transportation Trust Fund Auth., 6.00%, 12/15/38	1,955	2,199
New Jersey Transportation Trust Fund Auth. Zero Coupon, 12/15/29 (13)	6,000	2,508
New Jersey Turnpike Auth., 5.00%, 1/1/30	4,000	4,171
New Jersey Turnpike Auth., 5.00%, 1/1/43	3,000	3,047
North Hudson Sewerage Auth., 5.00%, 6/1/20	2,710	3,099
North Hudson Sewerage Auth., 5.00%, 6/1/21	955	1,087
		77,536
New Mexico 0.1%		
Sandoval County, Intel, IDRB, 5.00%, 6/1/20	1,025	1,073
		1,073
New York 11.6%		
Albany City IDA, College of Pharmacy, 5.625%, 12/1/34	685	689
Albany City IDA, Saint Peter's Hosp., 5.25%, 11/15/32	500	511
Buffalo & Erie County Ind. Land Dev., Buffalo State College Foundation Housing Corp., 5.375%, 10/1/41	3,140	3,271

Dormitory Auth. of the State of New York, Cabrini of Westchester, 5.20%, 2/15/41	3,110	3,177
Dormitory Auth. of the State of New York, GO, 5.00%, 10/1/25	3,000	3,255
Dormitory Auth. of the State of New York, Mount Sinai Hosp. 5.00%, 7/1/23	3,200	3,463
Dormitory Auth. of the State of New York North Shore Long Island Jewish Health, 5.00%, 5/1/39	1,000	997
Dormitory Auth. of the State of New York North Shore Long Island Jewish Health, 5.00%, 5/1/41	4,240	4,214
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 3/15/31 (Prerefunded 9/15/16) (2)	5	6
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 3/15/31	3,995	4,152
Hudson Yards Infrastructure, 5.75%, 2/15/47	1,500	1,593
Long Island Power Auth., 5.00%, 12/1/19 (5)	1,600	1,748
Long Island Power Auth., 5.00%, 9/1/37	5,000	4,979
Long Island Power Auth., 6.00%, 5/1/33	1,000	1,129
Long Island Power Auth., 6.25%, 4/1/33	1,670	1,916
Metropolitan Transportation Auth., 5.00%, 11/15/36	4,000	4,032
Metropolitan Transportation Auth., 5.25%, 11/15/26 (13)	4,000	4,515
Metropolitan Transportation Auth., 6.50%, 11/15/28	2,000	2,346
Nassau County IDA, Amsterdam at Harborside, 5.875%, 1/1/18	300	166
Nassau County IDA, Amsterdam at Harborside, 6.70%, 1/1/43	1,300	721
Nassau County Interim Fin. Auth., Sales Tax, 5.00%, 11/15/21 (Prerefunded 11/15/15) (1)(2)	1,915	2,112
New York City, GO, 5.00%, 8/1/24	6,250	7,132
New York City Municipal Water Fin. Auth., 5.75%, 6/15/40	600	666
New York City Transitional Fin. Auth., 5.00%, 7/15/33	2,000	2,073
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/20 (Prerefunded 8/1/16) (2)	2,995	3,373
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/20	5	6
New York City Transitional Fin. Auth., VRDN, 0.05%, 11/1/22	995	995

New York Convention Center Dev. Corp., Hotel Unit Fee 5.00%, 11/15/21 (4)	1,250	1,345
New York Liberty Dev. Corp., Four World Trade Center 5.75%, 11/15/51	8,170	8,846
New York Liberty Dev. Corp., One Bryant Park, 6.375%, 7/15/49	3,500	3,805
New York State Thruway Auth., Dedicated Tax Fund Second Highway & Bridge, 5.00%, 4/1/23 (4)	1,305	1,470
Onondaga Civic Dev. Corp., Upstate Properties Dev. 5.25%, 12/1/41	2,000	2,027
Onondaga Civic Dev. Corp., Upstate Properties Dev. 5.50%, 12/1/31	2,000	2,106
Port Auth. of New York & New Jersey, JFK Int'l. Air Terminal Special Obligations, 6.00%, 12/1/36	1,000	1,109
Rensselaer County IDA, Emma Willard School, 5.00%, 1/1/26	1,500	1,574
Seneca Nation Indians Capital Improvement Auth. 5.00%, 12/1/23 (10)	1,000	1,010
Seneca Nation Indians Capital Improvement Auth. 5.25%, 12/1/16 (10)	565	581
Triborough Bridge & Tunnel Auth., 5.00%, 1/1/28	3,000	3,237
		90,347
North Carolina 2.1%		
Charlotte, Charlotte-Douglas Int'l. Airport, 5.00%, 7/1/39	2,255	2,316
Charlotte-Mecklenburg Hosp. Auth., VRDN, 0.04%, 1/15/38	10,900	10,900
Gaston County Ind. Fac. & Pollution, National Gypsum, IDRB PCR, 5.75%, 8/1/35 (3)	700	605
North Carolina Medical Care Commission, Galloway Ridge 6.00%, 1/1/39	520	517
Raleigh-Durham Airport Auth., 5.00%, 11/1/30	2,205	2,304
		16,642
Ohio 0.6%		
Bowling Green, CFP I Student Housing, 5.75%, 6/1/31	1,500	1,564
Ohio Air Quality Dev. Auth., Columbus Southern Power, PCR 3.875%, 12/1/38 (Tender 6/1/14)	495	506

Ohio Air Quality Dev. Auth., FirstEnergy, PCR, 5.70%, 8/1/20	2,000	2,290
Southeastern Ohio Port Auth., Memorial Health 6.00%, 12/1/42	500	507
		4,867
Oklahoma 0.4%		
Norman Regional Hosp. Auth., Norman Regional Health 5.375%, 9/1/36	400	396
Oklahoma County Fin. Auth., Epworth Villa, 5.00%, 4/1/33	1,000	874
Oklahoma County Fin. Auth., Epworth Villa, 5.875%, 4/1/30	250	247
Tulsa County IDA, Montereau, Senior Living Community 7.25%, 11/1/40	1,500	1,573
		3,090
Oregon 0.1%		
Deschutes County Hosp. Fac. Auth., Saint Charles Health 8.25%, 1/1/38	750	890
		890
Pennsylvania 2.3%		
Allegheny County IDA, U.S. Steel, PCR, 5.75%, 8/1/42 (3)	2,000	1,668
Allegheny County IDA, U.S. Steel, PCR, 6.50%, 5/1/17	750	785
Cumberland County Municipal Auth., Asbury Obligated Group 5.25%, 1/1/32	1,465	1,366
Cumberland County Municipal Auth., Asbury Obligated Group 5.25%, 1/1/41	1,190	1,055
Geisinger Auth., Geisinger Health, VRDN, 0.03%, 6/1/41	1,000	1,000
Montgomery County IDA, 5.375%, 8/1/38	2,085	2,190
Pennsylvania Economic Dev. Fin. Auth. Allegheny Energy Supply, IDRB, 7.00%, 7/15/39	2,000	2,044
Pennsylvania Economic Dev. Fin. Auth., USG Corp. 6.00%, 6/1/31 (3)	1,500	1,495
Pennsylvania Turnpike Commission, 5.625%, 6/1/30	2,000	2,190
Philadelphia Airport, 5.00%, 6/15/35	2,000	1,964

Saint Mary Hosp. Auth., Catholic Health East, 5.50%, 11/15/24 (Prerefunded 11/15/14) (2)	1,050	1,119
Susquehanna Area Regional Airport Auth., 6.50%, 1/1/38 (3)	750	813
		17,689
Puerto Rico 0.2%		
Puerto Rico Electric Power Auth., FRN, 0.704%, 7/1/29 (13)	1,300	917
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15 (11)	190	202
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15	60	63
		1,182
Rhode Island 0.1%		
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	495	386
		386
South Carolina 0.4%		
South Carolina Public Service Auth., 5.50%, 1/1/38	2,000	2,146
York County, Hoechst Celanese, IDRB, 5.70%, 1/1/24 (3)	1,000	972
		3,118
South Dakota 1.1%		
South Dakota HEFA, Regional Health, 5.00%, 9/1/22	1,250	1,368
South Dakota HEFA, Regional Health, 5.00%, 9/1/23	250	271
South Dakota HEFA, Regional Health, 5.00%, 9/1/28	4,750	4,843
South Dakota HEFA, Sanford Health, 5.00%, 11/1/37	2,000	1,978
		8,460
Tennessee 0.6%		
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 5.125%, 10/1/35	1,500	1,415
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 6.00%, 10/1/35	600	600

Tennessee Energy Acquisition Corp., Goldman Sachs 5.25%, 9/1/24	2,650	2,859
		4,874
Texas 9.7%		
Austin Convention Enterprises, 5.25%, 1/1/14 (12)	1,500	1,513
Austin Convention Enterprises, 5.75%, 1/1/24 (10)	1,250	1,292
Brazos River Auth., Texas Competitive Electric, PCR 8.25%, 5/1/33 (3)(10)	1,000	77
Brazos River Harbor Navigation Dist., Dow Chemcial, IDRB VR, 5.95%, 5/15/33 (3)	1,000	1,065
Central Texas Regional Mobility Auth., 5.00%, 1/1/42	4,490	4,085
Dallas/Fort Worth Airport, 5.00%, 11/1/24	1,000	1,093
Dallas/Fort Worth Airport, 5.00%, 11/1/38 (3)	5,000	4,752
Dallas/Fort Worth Airport, 5.00%, 11/1/44	5,000	4,876
Guadalupe-Blanco River Auth. Ind. Dev., AEP Texas Central IDRB, 5.625%, 10/1/17	1,000	1,118
Harris County Health Fac. Dev. Corp., Methodist Hosp. VRDN, 0.05%, 12/1/41	6,100	6,100
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. VRDN, 0.05%, 10/1/41	2,600	2,600
Houston, Combined Utility, 5.25%, 5/15/25 (1)	4,470	4,636
Lower Colorado River Auth., 5.00%, 5/15/28	3,320	3,488
Lower Colorado River Auth., 5.00%, 5/15/30	8,935	9,230
Lower Colorado River Auth., 5.00%, 5/15/33	3,500	3,588
Lower Colorado River Auth., 5.75%, 5/15/37	265	280
Lower Colorado River Auth., Series A1, 5.75%, 5/15/37 (Prerefunded 5/15/15) (2)	60	66
Lower Colorado River Auth., Series A2, 5.75%, 5/15/37 (Prerefunded 5/15/15) (2)	2,675	2,930
North Texas Tollway Auth., 5.25%, 1/1/44	4,000	4,028
North Texas Tollway Auth., 6.125%, 1/1/31	3,000	3,205
San Antonio Electric & Gas, Series A1, 5.00%, 2/1/25 (Prerefunded 2/1/15) (2)	1,900	2,032

San Antonio Electric & Gas, Series A2, 5.00%, 2/1/25 (Prerefunded 2/1/15) (2)	100	107
Tarrant County Cultural Ed. Fac. Fin. Corp., Baylor Health Care 6.25%, 11/15/29	2,250	2,554
Tarrant County Cultural Ed. Fac. Fin. Corp., Edgemere Project - Northwest Senior High School, 6.00%, 11/15/36	500	501
Texas Municipal Gas Acquisition & Supply Corp., Merril Lynch 5.00%, 12/15/13	1,200	1,218
Texas Municipal Gas Acquisition & Supply III, Macquarie Group 5.00%, 12/15/29	2,200	2,140
Texas PFA, Unemployment Obligation Trust, 5.00%, 7/1/19	3,000	3,126
Texas Transportation Commission, Central Texas Turnpike 1.25%, 8/15/42 (Tender 2/15/15)	3,000	3,007
Travis County Health Fac. Dev. Corp., Westminster Manor 7.00%, 11/1/30	1,000	1,117
		75,824
Utah 1.6%		
Murray City, IHC Health, VRDN, 0.05%, 5/15/36	3,400	3,400
Murray City, IHC Health ServicesIHC Health Services VRDN, 0.05%, 5/15/36	1,700	1,700
Utah Transit Auth., Sales Tax, 5.00%, 6/15/42	7,500	7,602
		12,702
Virgin Islands 0.1%		
Virgin Islands PFA, Diageo, 6.75%, 10/1/37	850	940
		940
Virginia 3.6%		
Chesapeake Toll Road, 5.00%, 7/15/47	1,500	1,343
Chesapeake Toll Road, VR, 7/15/32	1,500	746
Fairfax County IDA, Inova Health, 5.50%, 5/15/35	1,725	1,827
James City County Economic Dev. Auth., Windsormeade 2.00%, 10/1/48	201	—

James City County Economic Dev. Auth., Windsormeade 6.00%, 6/1/43	621	526
New Port CDA, Special Assessment, 5.60%, 9/1/36	415	255
Norfolk Economic Dev. Auth., BBL ODU, 6.00%, 11/1/36 (3)	500	419
Peninsula Ports Auth., Virginia Baptist Homes, 5.40%, 12/1/33	700	588
Richmond, Utilities, 4.50%, 1/15/33 (13)	1,825	1,828
Route 460 Funding Corp., Toll Road, 5.125%, 7/1/49	5,500	5,050
Virginia HDA, Single Family, 6.00%, 7/1/25	800	865
Virginia Port Auth., 5.00%, 7/1/22 (3)(13)	1,855	1,952
Virginia Small Business Fin. Auth., 95 Express Lanes 5.00%, 1/1/40 (3)	3,350	2,865
Virginia Small Business Fin. Auth., Elizabeth River Crossings 5.00%, 7/1/25 (3)	1,000	976
Virginia Small Business Fin. Auth., Elizabeth River Crossings 5.00%, 7/1/27 (3)	1,000	955
Virginia Small Business Fin. Auth., Elizabeth River Crossings 6.00%, 1/1/37 (3)	4,000	4,030
Winchester IDA, Valley Health, 5.625%, 1/1/44	3,800	4,016
		28,241
Washington 0.3%		
Chelan County Public Utility Dist. No. 1, Rock Island Hydro Zero Coupon, 6/1/18 (1)	585	526
Greater Wenatchee Regional Events Center, 5.50%, 9/1/42	650	610
Washington Health Care Fac. Auth., Highline Medical Center 6.25%, 8/1/36	995	1,124
		2,260
West Virginia 0.5%		
Pleasants County, Allegheny Energy Supply, 5.25%, 10/15/37	2,000	2,011
West Virginia Economic Dev. Auth., Appalachian Power 5.375%, 12/1/38 (Tender 12/1/20)	1,800	1,835
		3,846

Wyoming 0.3%		
Lincoln County, Exxon Mobil, PCR, VRDN, 0.04%, 8/1/15	2,000	2,000
		2,000
Total Municipal Securities (Cost $751,003)		752,767
Total Investments in Securities		
96.6% of Net Assets (Cost $751,003)		**$ 752,767**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Insured by National Public Finance Guarantee Corp.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Interest subject to alternative minimum tax
(4) Insured by AMBAC Assurance Corp.
(5) Insured by Financial Guaranty Insurance Company
(6) Insured by Assured Guaranty U.S. Holdings
(7) Non-income producing
(8) In default with respect to payment of principal and interest.
(9) Issuer is currently in a Chapter 11 bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(10) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $6,539 and represents 0.8% of net assets.
(11) Escrowed to maturity
(12) Insured by XL Capital Assurance Inc.
(13) Insured by Assured Guaranty Municipal Corp.
(14) Insured by Radian Asset Assurance Inc.
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating-Rate Note
GO General Obligation
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDRB Industrial Development Revenue Bond
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Income Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income exempt from federal income taxes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
On May 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2013, totaled $0 for the period ended July 31, 2013.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. The clearinghouse typically imposes margin requirements to ensure performance by the parties to the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Required margin posted by the fund is held by the clearing broker. As of July 31, 2013, cash of $73,000 had been posted by the fund for exchange-traded derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit collateral with the broker in the form of cash or securities in an amount equal to a certain percentage of the contract value (margin requirement); the margin requirement must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. The value of a futures contract included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high yield” or “junk” bonds. The noninvestment-grade bond market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market psychology. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 5 - FEDERAL INCOME TAXES

At July 31, 2013, the cost of investments for federal income tax purposes was $750,760,000. Net unrealized gain aggregated $1,952,000 at period-end, of which $25,193,000 related to appreciated investments and $23,241,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date September 13, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date September 13, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date September 13, 2013